As Filed with the Securities and Exchange Commission on October 13, 1995
                                                       Registration No. 33-41122
                                                                        811-6329
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. __                      [ ]

                         Post-Effective Amendment No. 7                      [X]
                                                      -
                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 8                             [X]
                                               -

                              Variable Account - K
                              --------------------
                           (exact name of Registrant)

                    Liberty Life Assurance Company of Boston
                    ----------------------------------------
                               (Name of Depositor)

                175 Berkeley Street, Boston, Massachusetts 02117
                ------------------------------------------------
         (Address of Depositor's Principal Executive Offices) (Zip Code)

         Depositor's Telephone Number, including Area Code: 617-357-9500

                                  Lee W. Rabkin
                    Liberty Life Assurance Company of Boston
                               175 Berkeley Street
                                Boston, MA 02117
                                ----------------
                     (Name and Address of Agent for Service)

                           Copies to: James J. Klopper
                         Keyport Life Insurance Company
                           125 High Street, 13th Floor
                                Boston, MA 02110

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

(X) immediately upon filing pursuant to paragraph (b) of Rule 485

( ) on [date] pursuant to paragraph (b) of Rule 485
( ) 60 days after filing pursuant to paragraph (a) of Rule 485
( ) on [date] pursuant to paragraph (a) of Rule 485

Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Investment Company Act Rule 24f-2 (17 CFR 270.24f-2) and the Rule 24f-2 Notice for Registrant's fiscal year 1994 was filed on February 27, 1995.
================================================================================

                       CONTENTS OF REGISTRATION STATEMENT




                                The Facing Sheet

                                The Contents Page

                              Cross-Reference Sheet


                                     PART A

                                   Prospectus


                                     PART B

                       Statement of Additional Information


                                     PART C

                                  Items 24 - 32

                                 The Signatures

                               Powers of Attorney

                                    Exhibits

                              VARIABLE ACCOUNT - K

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                        CROSS REFERENCE TO ITEMS REQUIRED
                                   BY FORM N-4

N-4 Item                Caption in Prospectus
--------                ---------------------

 1.                     Cover Page
 2.                     Glossary of Special Terms
 3.                     Synopsis
 4.                     Condensed Financial Information
 5.                     Liberty Life and the Variable Account
                        Eligible Funds
 6.                     Deductions
 7.                     Allocations of Purchase Payments
                        Transfer of Variable Account Value
                        Substitution of Securities
                        Modification of the Contract
                        Death Provisions for Non-Qualified Contracts
                        Death Provisions for Qualified Contracts
                        Ownership
                        Assignment
                        Surrenders
                        Annuity Benefits
                        Suspension of Payments
                        Inquiries by Contract Owners
 8.                     Annuity Provisions
 9.                     Death Provisions for Non-Qualified Contracts
                        Death Provisions for Qualified Contracts
                        Settlement Options
10.                     Purchase Payments
                        Variable Account Value
                        Valuation Periods
                        Net Investment Factor
                        Distribution of the Contract
11.                     Surrenders
                        Option 1:  Income For a Fixed Number of Years
                        Right to Revoke
12.                     Tax Status
13.                     Legal Proceedings
14.                     Table of Contents - Statement of Additional Information

                        Caption in Statement of Additional Information
                        ----------------------------------------------


15.                     Cover Page
16.                     Table of Contents
17.                     Liberty Life Assurance Company of Boston
18.                     Custodian, Experts
19.                     Not applicable
20.                     Principal Underwriter
21.                     Investment Performance
22.                     Variable Annuity Benefits
23.                     Financial Statements

                                     PART A

                      SUPPLEMENT DATED OCTOBER 13, 1995 TO
                        PROSPECTUS DATED MAY 1, 1995 FOR
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                              VARIABLE ACCOUNT - K
                                       AND
                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

The May 1, 1995 date on page 1 of the prospectus is changed to October 13, 1995.

-------------------------------------------------------------------------------

On September 27, 1995, the Securities and Exchange Commission issued an order approving the substitution of shares of the Colonial-Keyport Strategic Income Fund for shares of the Managed Income Fund ("MIF"); the substitution of shares of the Mortgage Securities Income Fund for shares of the Colonial-Keyport U.S. Government Fund ("CKUSGF") and the substitution of shares of the Managed Assets Fund for shares of the Strategic Managed Assets Fund ("SMAF"). MIF, CKUSGF and SMAF Sub-Accounts are no longer available under the Contract for any purpose.

The following three new funds of Keyport Variable Investment Trust are now available: Colonial-Keyport Strategic Income Fund ("CKSIF"), Colonial-Keyport U.S. Fund for Growth ("CKUSFG") and Newport-Keyport Tiger Fund ("NKTF"). The Guaranteed Minimum Death Value amount will change for certain Contracts issued on or after January 15, 1993 once the New York State Insurance Department grants its approval of contract endorsements.

The above changes affect the prospectus as follows.

On pages 4-5, the fourth, fifth and sixth table in "Summary of Expenses" are changed to:

-------------------------------------------------------------------------------
              SteinRoe Trust and Keyport Trust Annual Expenses 3, 4
                     (as a percentage of average net assets)

                  Management          Other            Total Fund
    Fund             Fees            Expenses       Operating Expenses
    ----             ----            --------       ------------------
    CIF              .50%              .12%                 .62%
    MSIF             .55               .15                  .70 ( .71%)5
    CKGIF            .65               .22                  .87
    CKSIF            .65               .15                  .80 (1.60%)4
    MAF              .60               .08                  .68
    CKUF             .65               .21                  .86
    MGSF             .65               .12                  .77
    CKUSFG           .80               .20                 1.00 (1.64%)4
    CAF              .65               .15                  .80
    CKIFG            .90               .84                 1.74
    NKTF             .90               .45                 1.35
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
Example #1-Assuming surrender of the Contract at the end of the periods shown.6

     A $1,000 investment in each Sub-Account listed would be subject to the expenses shown, assuming 5% annual return on assets.

    Sub-Account      1 Year         3 Years         5 Years        10 Years
    -----------      ------         -------         -------        --------

    CIF               $ 91           $117             $153           $298
    MSIF                92            120              157            308
    CKGIF               94            125              167            330
    CKSIF               93            123             ----           ----
    MAF                 92            119              156            306
    CKUF                93            125              166            329
    MGSF                93            122              161            317
    CKUSFG              95            129             ----           ----
    CAF                 93            123              163            321
    CKIFG              102            151              214            436
    NKTF                98            139             ----           ----
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
               Example #2 - Assuming annuitization of the Contract
                        at the end of the periods shown.6

     A $1,000 investment in each Sub-Account listed would be subject to the expenses shown, assuming 5% annual return on assets.

    Sub-Account      1 Year         3 Years         5 Years        10 Years
    -----------      ------         -------         -------        --------

    CIF               $21            $ 68             $123           $298
    MSIF               22              71              127            308
    CKGIF              24              76              137            330
    CKSIF              23              74             ----           ----
    MAF                22              70              126            306
    CKUF               23              76              136            328
    MGSF               23              73              131            317
    CKUSFG             25              80             ----           ----
    CAF                23              74              133            321
    CKIFG              32             103              184            436
    NKTF               28              91             ----           ----
-------------------------------------------------------------------------------

On page 5, footnote 4 is changed to read:

Keyport Trust's manager has agreed until 4/30/96 to reimburse all expenses, including management fees, in excess of the following percentage of the average annual net assets of each Fund so long as such reimbursement would not result in the Fund's inability to qualify as a regulated investment company under the Internal Revenue Code: 1.75% for CKIFG and NKTF; 1.00% for CKGIF, CKUF and
CKUSFG: and .80% for CKSIF. The total percentage shown is after expense reimbursement. The 1.60% and 1.64% shown in the parentheses is an estimate of what the total expenses would be in the absence of expense reimbursement. The Keyport Trust expenses are for 1994 with the exception of those for NKTF which are estimated for the first year of the Fund's operation since the Fund commenced operations in May 1995.

On page 10, the boxed area shall include:

  ---------------------------------------------------------------------------
    Eligible Funds of Keyport Variable Investment Trust   Sub-Accounts
    ---------------------------------------------------   ------------

    Colonial-Keyport Strategic Income Fund ("CKSIF")      CKSIF Sub-Account
    Colonial-Keyport U.S. Fund for Growth ("CKUSFG")      CKUSFG Sub-Account
    Newport-Keyport Tiger Fund ("NKTF")                   NKTF Sub-Account
  ---------------------------------------------------------------------------

On page 10, the following is added at the end of the second to last paragraph:
The portfolio of the Colonial-Keyport U.S. Fund for Growth is managed by State Street Global Advisors, a division of State Street Bank and Trust Company.

On page 11, the boxed area shall include:

  ---------------------------------------------------------------------------
    Eligible Funds of Keyport
    Variable Investment Trust and
    Variable Account Sub-Accounts       Investment Objective
    -----------------------------       --------------------


    Colonial-Keyport Strategic          A high level of current income, as is
    Income Fund (CKSIF Sub-Account)     consistent with prudent risk, and
                                        maximizing total return, by diversifying investments primarily in U.S. and foreign government and high yield, high risk corporate debt securities. The Fund may invest a substantial portion of its assets in high yield, high risk bonds
                                        (commonly referred to as "junk bonds").

    Colonial-Keyport U.S. Fund for      Growth exceeding over time  the S&P 500
    Growth (CKUSFG Sub-Account)         Index's (Standard & Poor's Corporation
                                        Composite Stock Price Index)
                                        performance.

    Newport-Keyport Tiger Fund          Long-term capital growth by investing
    (NKTF Sub-Account)                  primarily in equity securitites of
                                        companies located in the four Tigers of
                                        Asia (Hong Kong, Singapore, South Korea
                                        and Taiwan) and other mini-Tigers of
                                        East Asia (Malaysia, Thailand,
                                        Indonesia, China and the Philippines).
  ---------------------------------------------------------------------------

-------------------------------------------------------------------------------
                     SERVICE HOTLINE 800-367-3653 (press 3)
               Issued by Liberty Life Assurance Company of Boston
                 Distributed by Keyport Financial Services Corp.
SteinRoe Variable Investment Trust managed by Stein Roe and Farnham Incorporated
                 One South Wacker Drive, Chicago, Illinois 60606
Keyport Variable Investment Trust managed by Keyport Advisory Services Corp. and sub-advised by Colonial Management Associates, Inc.
                One Financial Center, Boston, Massachusetts 02111

          Liberty Life Service Office and Keyport Companies located at:
                125 High Street, Boston, Massachusetts 02110-2712

                      NEW YORK PREFERRED ADVISOR PROSPECTUS
                                  May 1, 1995

                     INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                      DEFERRED VARIABLE ANNUITY CONTRACT
                                  ISSUED BY
                              VARIABLE ACCOUNT-K
                                     AND
                   LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

The variable annuity contract (form number FLEX(4V)NY, referred to as the "Contract") described in this prospectus provides for accumulation of Contract Values on a variable basis and the payment of periodic annuity payments on a fixed and/or a variable basis. The Contract is designed for use by individuals for retirement planning purposes.

Purchase payments will be allocated to a segregated investment account of Liberty Life Assurance Company of Boston ("Liberty Life"), designated the Variable Account-K ("Variable Account"). The Variable Account currently invests in shares of the following Eligible Funds of SteinRoe Variable Investment Trust ("SteinRoe Trust") at their respective net asset values:
Cash Income Fund ("CIF"); Mortgage Securities Income Fund ("MSIF"); Managed Income Fund ("MIF"); Managed Assets Fund ("MAF"); Strategic Managed Assets Fund ("SMAF"); Managed Growth Stock Fund ("MGSF"); and Capital Appreciation Fund ("CAF"). The Variable Account also invests in shares of the following Eligible Funds of Keyport Variable Investment Trust ("Keyport Trust") at their net asset value: Colonial-Keyport U.S. Government Fund ( "CKUSGF"); Colonial-Keyport Growth and Income Fund ("CKGIF"); Colonial-Keyport Utilities Fund ("CKUF"); and Colonial-Keyport International Fund for Growth ("CKIFG"). The MIF, SMAF and CKUSGF Sub-Accounts are not available to receive either allocations of new purchase payments or transfers of Contract Value since a filing is pending with the Securities and Exchange Commission seeking its approval of the substitution of shares of Colonial-Keyport Strategic Income Fund, MAF and MSIF for the shares of MIF, SMAF and CKUSGF, respectively.

Liberty Life may also offer group variable annuity contracts issued with respect to the Variable Account. Any such group contract would be offered by a separate prospectus.

A Statement of Additional Information dated the same as this prospectus has been filed with the Securities and Exchange Commission and is herein incorporated by reference. It is available, at no charge, by writing the Distributor, Keyport Financial Services Corp. at 125 High Street, Boston, MA 02110, by calling Liberty Life's Service Office at (800) 437-4466, or by returning the postcard on the back cover of this prospectus. A table of contents for the Statement of Additional Information is on Page 24.

The Contract may be sold by or through banks or other depository institutions. The Contract: (bullet) is not insured by the FDIC; (bullet) is not a deposit or other obligation of, or guaranteed by, the depository institution; and (bullet) is subject to investment risks, including the possible loss of principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SETS FORTH THE INFORMATION A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING. THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY STATE OR JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED BY LIBERTY LIFE TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THIS OFFERING, AND IF GIVEN OR MADE, SUCH UNAUTHORIZED INFORMATION OR REPRESENTATIONS SHOULD NOT BE RELIED UPON.


                 The date of this prospectus is May 1, 1995.

                               TABLE OF CONTENTS

                                                        Page
                                                       -------
Glossary of Special Terms                                 3
Summary of Expenses                                       4
Synopsis                                                  6
Condensed Financial Information                           7
Liberty Life and the Variable Account                     8
Purchase Payments and Applications                        9
Investments of the Variable Account                       9
  Allocations of Purchase Payments                        9
  Eligible Funds                                         10
  Dollar Cost Averaging                                  11
  Transfer of Contract Value                             12
  Substitution of Eligible Funds and Other Variable
    Account Changes                                      13
Deductions                                               13
  Deductions for Contract Maintenance Charge             13
  Deductions for Mortality and Expense Risk Charge       13
  Deductions for Daily Sales Charge                      13
  Deductions for Contingent Deferred Sales Charge        14
  Deductions for Transfers of Contract Value             15
  Deductions for Premium Taxes                           15
  Deductions for Income Taxes                            15
  Total Expenses                                         15
The Contracts                                            15
  Contract Value                                         15
  Valuation Periods                                      15
  Net Investment Factor                                  15
  Modification of the Contract                           16
  Right to Revoke                                        16
Death Provisions for Non-Qualified Contracts             16
Death Provisions for Qualified Contracts                 17
Ownership                                                18
Assignment                                               18
Surrenders                                               18
Annuity Provisions                                       18
  Annuity Benefits                                       18
  Income Date and Settlement Option                      19
  Change in Income Date and Settlement Option            19
  Settlement Options                                     19
  Variable Annuity Payment Values                        20
  Fixed Annuity Payment Values                           20
  Proof of Age, Sex, and Survival of Annuitant           20
Suspension of Payments                                   20
Tax Status                                               20
  Introduction                                           20
  Taxation of Annuities in General                       21
  Qualified Plans                                        22
  Tax-Sheltered Annuities                                22
  Individual Retirement Annuities                        22
  Corporate Pension and Profit-Sharing Plans             23
  Deferred Compensation Plans with Respect to
    Service for State and Local Governments              23
Variable Account Voting Rights                           23
Distribution of the Contract                             23
Legal Proceedings                                        23
Inquiries by Contract Owners                             23
Table of Contents--Statement of Additional
  Information                                            24
Appendix A--Telephone Instructions                       25
Appendix B--Dollar Cost Averaging                        26

                           GLOSSARY OF SPECIAL TERMS

Accumulation Unit: An accounting unit of measure used to calculate Contract
Value.

Annuitant: The Annuitant is the natural person to whom any annuity payments will be made starting on the Income Date. The Annuitant may not be over age 80 on the Issue Date (age 75 for Qualified Contracts).

Contract Anniversary: The same month and day as the Issue Date in each subsequent year of the Contract.

Contract Owner: The person (or persons in the case of joint ownership) who possesses all the ownership rights under the Contract. An owner may not be over age 80 on the Issue Date (age 75 for Qualified Contracts).

Contract Value: The sum of all amounts under the Contract, prior to the Income Date, less any surrenders.

Contract Year: Any period of 12 months commencing with the Issue Date and each Contract Anniversary thereafter shall be a Contract Year.

Designated Beneficiary: The person who may be entitled to receive benefits following the death of the Annuitant or Contract Owner. The Designated Beneficiary will be the first person among the following who is alive on the date of death: primary owner; joint owner; primary beneficiary; contingent beneficiary; and if no one is alive, the primary owner's estate. If the primary owner and joint owner are both alive, they will be the Designated Beneficiary together.

Eligible Funds: The mutual funds that are eligible investments for the Variable Account.

In Force: The status of the Contract before the Income Date so long as it is not totally surrendered and there has not been a death of the Annuitant or any Contract Owner that will cause the Contract to end within at most five years of the date of death.

Income Date: The date on which annuity payments are to begin.

Issue Date: The effective date of the Contract; it is shown on Page 3 of the Contract.

Non-Qualified Contract: Any Contract that is not issued under a Qualified
Plan.

Qualified Contract: Contracts issued under Qualified Plans.

Qualified Plan: A retirement plan established pursuant to the provisions of Sections 401, 403 or 408 of the Internal Revenue Code. Liberty Life treats
Section 457 plans as Qualified Plans.

Service Office: Liberty Life's Service Office, which is 125 High Street, Boston, Massachusetts 02110.

Surrender Value: The Contract Value less deductions made upon a total surrender of the Contract. See "Surrenders" on Page 18.

Variable Account: A separate investment account of Liberty Life, designated Variable Account-K, into which purchase payments may be allocated. The Variable Account is divided into Sub- Accounts ("Sub-Account" or "Investment Account") that correspond to the Eligible Funds in which they invest.

Written Request: A request written on a form satisfactory to Liberty Life, signed by the Contract Owner and a disinterested witness, and filed at its Service Office.

                              SUMMARY OF EXPENSES

The expense summary format below, including the examples, was adopted by the Securities and Exchange Commission to assist the owner of a variable annuity contract in understanding the transaction and operating expenses the owner will directly or indirectly bear under a contract. The values reflect expenses of the Variable Account as well as the Eligible Funds. The expenses shown for the Eligible Funds and the examples should not be considered a representation of future expenses.

                     Contract Owner Transaction Expenses

 Sales Load Imposed on Purchases:                0%
Maximum Contingent Deferred Sales Charge
   (as a percentage of purchase payments):       7%(1)


  Years from Date of Payment      Sales Charge
-----------------------------    ---------------

1                                       7%
2                                       6%
3                                       5%
4                                       4%
5                                       3%
6                                       2%
7                                       1%
8 or later                              0%

 Maximum Total Contract Owner Transaction Expenses(2)
   (as a percentage of purchase payments):               7%


 Annual Contract      $30
  Fee

        Variable Account Annual Expenses
     (as a percentage of average net assets)
Mortality and Expense Risk Charge:        1.25%
Asset-based Sales Charge:                  .15%
                                           ----
Total Variable Account Annual
  Expenses                                1.40%

            SteinRoe Trust and Keyport Trust Annual Expenses(3, 4)
                   (as a percentage of average net assets)


                                     Total Fund
         Management     Other         Operating
  Fund       Fees     Expenses        Expenses
-------     --------    -------   -----------------
CIF           .50%       .12%              .62%()
CKUSGF        .60        .26               .86
MSIF          .55        .15               .70(.71%)(5)
MIF           .55        .23               .78
CKGIF         .65        .22               .87
MAF           .60        .08               .68
CKUF          .65        .21               .86
SMAF          .70        .15               .85(.88%)(5)
MGSF          .65        .12               .77
CAF           .65        .15               .80
CKIFG         .90        .84              1.74

   Example #1--Assuming surrender of the Contract at the end of the periods shown.(6)

  A $1,000 investment in each Sub-Account listed would be subject to the expenses shown, assuming 5% annual return on assets.

                  1         3         5
 Sub-Account     Year     Years     Years    10 Years
------------     -----    ------    ------   --------
CIF              $ 91     $117      $153       $298
CKUSGF             93      125       166        329
MSIF               92      120       157        308
MIF                93      122       162        319
CKGIF              94      125       167        330
MAF                92      119       156        306
CKUF               93      125       166        329
SMAF               93      124       166        328
MGSF               93      122       161        317
CAF                93      123       163        321
CKIFG             102      151       214        436

 Example #2--Assuming annuitization of the Contract at the end of the periods shown.(6)

  A $1,000 investment in each Sub-Account listed would be subject to the expenses shown, assuming 5% annual return on assets.

                  1         3         5
 Sub-Account     Year     Years     Years    10 Years
------------     -----    -----     -----    --------
CIF              $21      $ 68      $123       $298
CKUSGF            23        76       136        329
MSIF              22        71       127        308
MIF               23        73       132        319
CKGIF             24        76       137        330
MAF               22        70       126        306
CKUF              23        76       136        329
SMAF              23        75       136        328
MGSF              23        73       131        317
CAF               23        74       133        321
CKIFG             32       103       184        436

 Example #3--Assuming the Contract stays in force through the periods shown.

  A $1,000 investment in each Sub-Account listed would be subject to the same expenses shown in Example #2, assuming 5% annual return on assets.

(1)Contingent Deferred Sales Charges are deducted only if the Contract is fully or partially surrendered. A surrender will not incur the charge percentage shown to the extent the amount of that surrender does not exceed the Contract's increase in value at the time of surrender or, after the first Contract Year, 10% of the Contract Value on the prior Contract Anniversary if this 10% amount is greater. The full amount of the Contingent Deferred Sales Charge will not be deducted if (a) such amount plus any prior Contingent Deferred Sales Charges plus the cumulative .15% asset-based sales charge exceeds (b) the Contract's maximum cumulative sales charge of 8.5% of the total purchase payments made to the Contract. If the (a) amount exceeds the
(b) amount, the full amount of the Charge will be reduced by the excess amount.

(2)Liberty Life reserves the right to impose a transfer fee after prior notice to Contract Owners, but currently does not impose any charge. Premium taxes are not shown. Liberty Life deducts the amount of premium taxes, if any, when paid unless Liberty Life elects to defer such deduction.

(3)The SteinRoe Trust expenses are for 1994. The expenses for MIF have been restated for inclusion in the table to reflect a new expense reimbursement level beginning May 1, 1995 (see footnote 5). The Keyport Trust expenses are for 1994.

(4)Keyport Trust's manager has agreed until 4/30/96 to reimburse all expenses, including management fees, in excess of the following percentage of the average annual net assets of each Fund, so long as such reimbursement would not result in the Fund's inability to qualify as a regulated investment company under the Internal Revenue Code: 1.75% for CKIFG and 1.00% for CKUSGF, CKGIF and CKUF. The total percentages shown in the table do not reflect expense reimbursement since the Funds were eligible for expense reimbursement in 1994 but did not receive any.

(5)SteinRoe Trust's adviser has voluntarily agreed until 4/30/96 to reimburse all expenses, including management fees, in excess of the following percentage of the average annual net assets of each listed Fund so long as such reimbursement would not result in the Fund's ability to qualify as a regulated investment company under the Internal Revenue Code: .65% for CIF;
 .70% for MSIF; .75% for MAF; .80% for MIF, MGSF and CAF; and .85% for SMAF. The total percentages shown in the table for MSIF and SMAF are after expense reimbursement (the other Funds were eligible for expense reimbursement in 1994 but did not receive any). Each percentage shown in the parentheses is what the total for 1994 would have been in the absence of expense reimbursement: for MSIF, .71%; and for SMAF, .88%.

(6)The annuity is designed for retirement planning purposes. Surrenders prior to the Income Date are not consistent with the long-term purposes of the Contract and the applicable tax laws.

The examples should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Actual expenses may be greater or less than those shown. Similarly, the assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance. See "Deductions" in this prospectus, "How the Funds are Managed" in the prospectus for SteinRoe Variable Investment Trust, and "Trust Management Organizations" and "Expenses of the Funds" in the prospectus for Keyport Variable Investment Trust.

                                   SYNOPSIS

The Contract allows Contract Owners to allocate purchase payments to the Variable Account only. The Variable Account is a separate investment account maintained by Liberty Life. Contract Owners may receive annuity payments from the Variable Account and/or Fixed Account. The Fixed Account is part of Liberty Life's "general account", which consists of all Liberty Life's assets except the Variable Account and the assets of other separate accounts maintained by Liberty Life. The Contract Value and annuity payments made from the Variable Account will fluctuate according to the investment performance of the Eligible Funds chosen. If the Contract Owner selects a fixed annuity payment option from the Fixed Account, annuity payments will be of a fixed amount.

The Contract permits purchase payments to be made on a flexible purchase payment basis. The minimum initial payment is $5,000. The minimum amount for each subsequent payment is $1,000 or such lesser amounts as Liberty Life may permit from time to time for certain types of contracts (currently $250). (See "Purchase Payments and Applications" on Page 9.)

There are no deductions made from purchase payments for sales charges at the time of purchase. A Contingent Deferred Sales Charge may be deducted in the event of a total or partial surrender (see "Surrenders" on Page 18). The Contingent Deferred Sales Charge is based on a graded table of charges. The charge will not exceed 7% of that portion of the amount surrendered that represents purchase payments made during the seven years immediately preceding the request for surrender. (See "Deductions for Contingent Deferred Sales Charge" on Page 14.) Liberty Life deducts a sales charge which is equal on an annual basis to .15% of the average daily net asset values in the Variable Account attributable to the Contracts. (See "Deductions for Daily Sales Charge" on Page 13.)

Liberty Life deducts a Mortality and Expense Risk Charge, which is equal on an annual basis to 1.25% of the average daily net asset values in the Variable Account attributable to the Contracts. (See "Deductions for Mortality and Expense Risk Charge" on Page 13.)

Liberty Life deducts an annual Contract Maintenance Charge (currently $30.00) from the Contract Value for administrative expenses. Prior to the Income Date, Liberty Life reserves the right to change this charge for future years. (See "Deductions for Contract Maintenance Charge" on Page 13.)

Premium taxes will be charged against Contract Value. Currently such premium taxes range from 0% to 5.0%. (See "Deductions for Premium Taxes" on Page 15.)

There are no federal income taxes on increases in the value of a Contract until a distribution occurs, in the form of a lump sum payment, annuity payments, or the making of a gift or assignment of the Contract. A federal penalty tax (currently 10%) may also apply. (See "Tax Status" on Page 20.)

The Contract allows the Contract Owner to revoke the Contract within 10 days of delivery (see "Right to Revoke" on Page 16). Since Liberty Life will refund the Contract Value, the Contract Owner bears the investment risk during the revocation period.

                        CONDENSED FINANCIAL INFORMATION

                          Accumulation Unit Values*



                                            Accumulation
                                                Unit           Accumulation       Number of
                                                Value              Unit         Accumulation
                                            Beginning of          Value             Units
Sub-Account                                    Year**          End of Year       End of Year    Year
--------------------------------------     ----------------    -------------    --------------  ----
Cash Income Fund ("CIF")                       $12.036           $12.322           110,638      1994
                                                11.883            12.036            19,344      1993

Colonial-Keyport U.S. Government Fund
  ("CKUSGF")                                    10.085             9.805           138,711      1994
                                                10.000            10.085           118,390      1993

Mortgage Securities Income Fund
  ("MSIF")                                      14.529            14.104           141,459      1994
                                                13.930            14.529           161,996      1993

Managed Income Fund ("MIF")                     10.695            10.083            38,637      1994
                                                10.000            10.695            33,145      1993

Colonial-Keyport Growth and Income
  Fund ("CKGIF")                                10.426            10.205            87,234      1994
                                                10.000            10.426            34,520      1993

Managed Assets Fund ("MAF")                     15.785            15.071           202,386      1994
                                                14.644            15.785           106,655      1993

Colonial-Keyport Utilities Fund
  ("CKUF")                                       9.747             8.625           207,084      1994
                                                10.000             9.747           218,876      1993

Strategic Managed Assets Fund ("SMAF")          16.578            16.345           105,595      1994
                                                16.542            16.578            62,481      1993

Managed Growth Stock Fund ("MGSF")              18.158            16.770            60,134      1994
                                                17.451            18.158            39,837      1993

Capital Appreciation Fund ("CAF")               21.236            21.192           149,229      1994
                                                15.765            21.236            65,816      1993

Colonial-Keyport International Fund
  for Growth ("CKIFG")                          10.000             9.314            20,356      1994


*Accumulation Unit values are rounded to the nearest tenth of a cent and numbers of accumulation units are rounded to the nearest whole number.

**Except for MIF and the four Keyport Trust Funds, each initial unit value is as of January 1, 1993, which precedes the February 15, 1993 date beginning of operations of the Sub-Accounts. The $10.00 value for CKUSGF, CKGIF and CKUF is as of the date the Fund Sub-Account first became available: July 13, 1993; July 23, 1993; and July 13, 1993, respectively. The unit values for the MIF and CKIFG Sub-Accounts were valued at $10.00 on February 1, 1993 and May 2, 1994, respectively.

The full financial statements for the Variable Account and Liberty Life are in the Statement of Additional Information.

The Variable Account may from time to time advertise certain performance information concerning its various Sub-Accounts.

This performance information is not intended to indicate either past performance under an actual Contract or future performance.

The Sub-Accounts, other than CIF Sub-Account, may advertise total return information for various periods of time. Total return performance information is based on the overall percentage change in value of a hypothetical investment in the specific Sub-Account over a given period of time.

Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Sub-Account and a Contract (including any Contingent Deferred Sales Charge that would apply if a Contract Owner surrendered the Contract at the end of each period indicated). Average total return does not take into account any premium taxes and would be lower if these taxes were included.

In order to calculate average annual total return, Liberty Life divides the change in value of a Sub-Account under a Contract surrendered on a particular date by a hypothetical $1,000 investment in the Sub-Account made by the Contract Owner at the beginning of the period illustrated. The resulting total rate for the period is then annualized to obtain the average annual percentage change during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

The Sub-Accounts may present additional total return information computed on a different basis.

First, the Sub-Accounts may present total return information computed on the same basis as described above, except deductions will not include the Contingent Deferred Sales Charge. This presentation assumes that the investment in the Contract continues beyond the period when the Contingent Deferred Sales Charge applies, consistent with the long-term investment and retirement objectives of the Contract. The total return percentage will thus be higher under this method than the standard method described above.

Second, the Sub-Accounts may present total return information calculated by dividing the change in a Sub-Account's Accumulation Unit value over a specified time period by the Accumulation Unit value of that Sub-Account at the beginning of the period. This computation results in a 12-month change rate or, for longer periods, a total rate for the period which Liberty Life annualizes in order to obtain the average annual percentage change in the Accumulation Unit value for that period. The change percentages do not take into account the Contingent Deferred Sales Charge, the Contract Maintenance Charge and premium taxes. The percentages would be lower if these charges were included.

Third, the Sub-Accounts may present total return information for the SteinRoe Trust's Funds for periods prior to the date the Variable Account began operations. For such periods, any total return information for the Sub-Accounts will be calculated based on the actual performance of the Funds and on the assumption that the Sub-Accounts and the Contract were in existence since the inception date of the Funds.

The CIF Sub-Account is a money market Sub-Account that may advertise yield and effective yield information. The yield of the Sub-Account refers to the income generated by an investment in the Sub-Account over a specifically identified 7-day period. This income is annualized by assuming that the amount of income generated by the investment during that week is generated each week over a 52-week period and is shown as a percentage. The yield reflects the deduction of all charges assessed against the Sub-Account and a Contract but does not take into account Contingent Deferred Sales Charges and premium taxes. The yield would be lower if these charges were included.

The effective yield of the Sub-Account is calculated in a similar manner but, when annualizing such yield, income earned by the Sub-Account is assumed to be reinvested. This compounding effect causes effective yield to be higher than yield.

                    LIBERTY LIFE AND THE VARIABLE ACCOUNT

Liberty Life Assurance Company of Boston was incorporated on September 17, 1963 as a stock life insurance company. Its executive and administrative offices are at 175 Berkeley Street, Boston, Massachusetts 02117.

Liberty Life writes individual life insurance on both a participating and a non-participating basis and group life and health insurance and individual and group annuity contracts on a non-participating basis. The variable annuity contracts described in this prospectus are issued on a non-participating basis. Liberty Life is licensed to do business in all states and in the District of Columbia. However, the contracts described in this prospectus are currently offered only in New York. Liberty Life has been rated "A" by A.M. Best and Company, independent analysts of the insurance industry. The Best's A rating is in the second highest rating category, which also includes a lower rating of A-. Best's Ratings merely reflect Best's opinion as to the relative financial strength of Liberty Life and Liberty Life's ability to meet its contractual obligations to its policyholders. Even though assets in the Variable Account are held separately from Liberty Life's other assets, ratings of Liberty Life may still be relevant to Contract Owners since not all of Liberty Life's contractual obligations relate to payments based on those segregated assets (e.g., see "Death Provisions" on pages 16-17 for Liberty Life's obligation after certain deaths to increase the Contract Value if it is less than the guaranteed minimum death value amount).

Liberty Life is a wholly-owned subsidiary of Liberty Mutual Insurance Company and Liberty Mutual Fire Insurance Company. Liberty Mutual Insurance Company is a multi-line insurance and financial services institution.

The Variable Account was established by Liberty Life pursuant to the provisions of Massachusetts Law on September 13, 1989. The Variable Account meets the definitions of "separate account" under the federal securities laws. The Variable Account was registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 on June 12, 1991. Such registration does not involve supervision of the management of the Variable Account or Liberty Life by the Securities and Exchange Commission, and the Variable Account is subject to regulation as an investment company.

Obligations under the Contracts are the obligations of Liberty Life. Although the assets of the Variable Account are the property of Liberty Life, these assets are held separately from the other assets of Liberty Life and are not chargeable with liabilities arising out of any other business Liberty Life may conduct. Income, capital gains and/or capital losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to the income, capital gains, and/or capital losses arising out of any other business Liberty Life may conduct. The Contract Value and the amount of variable annuity payments will vary with the investment performance of the investments in the Variable Account. Liberty Life does not guarantee the investment performance of the Variable Account.

                      PURCHASE PAYMENTS AND APPLICATIONS

The initial purchase payment is due on the Issue Date. The minimum initial purchase payment is $5,000. Additional purchase payments can be made at the Contract Owner's option. Each subsequent purchase payment must be at least $1,000 or such lesser amount as Liberty Life may permit from time to time for certain types of contracts (currently $250). Liberty Life may reject any purchase payment.

If the application for a Contract is in good order, Liberty Life will apply the initial purchase payment to the Variable Account as instructed by the Contract Owner and credit the Contract with Accumulation Units within two business days of receipt. If the application for a Contract is not in good order, Liberty Life will attempt to get it in good order within five business days. If it is not complete at the end of this period, Liberty Life will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless the applicant specifically consents to Liberty Life keeping the purchase payment until the application is complete. Once it is complete, the purchase payment will be applied within two business days of its completion. Liberty Life has reserved the right to reject any application.

Liberty Life confirms, in writing, to the Contract Owner the allocation of all purchase payments and the re-allocation of values after any requested transfer. Liberty Life must be notified immediately by the Contract Owner of any processing error.

Liberty Life will permit others to act on behalf of an applicant in two instances. First, Liberty Life will accept an application for a Contract that contains a signature signed under a power of attorney if a copy of that power of attorney is submitted with the application. Second, Liberty Life will issue a Contract that is not replacing an existing life insurance or annuity policy without having previously received a signed application from the applicant. Certain dealers will inform Liberty Life of an applicant's answers to the questions in the application by telephone or by order ticket and cause the initial purchase payment to be paid to Liberty Life. If the information is in good order, Liberty Life will issue the Contract with a copy of an application completed with that information. The Contract will be delivered to the Contract Owner with a letter from Liberty Life that will give the Contract Owner an opportunity to respond to Liberty Life if any of the application information is incorrect. Alternatively, Liberty Life's letter may request the Contract Owner to confirm the correctness of the information by signing either a copy of the application or a Contract delivery receipt that ratifies the application in all respects (in either case, a copy of the signed document would be returned to Liberty Life for its permanent records). All purchases are confirmed, in writing, to the applicant. Liberty Life's liability under a Contract extends only to amounts so confirmed.

                     INVESTMENTS OF THE VARIABLE ACCOUNT

                       Allocations of Purchase Payments

Purchase payments will be invested in one or more of the Eligible Fund Sub-Accounts designated as permissible investments in accordance with the selection made by the Contract Owner in the application. Any selection must specify the percentage of the purchase payment that is allocated to each Sub-Account. The percentage for each Sub-Account, if not zero, must be at least 10% and must be a whole number. A Contract Owner may change the allocation percentages without fee, penalty or other charge. Allocation changes must be made by Written Request unless the Contract Owner has by Written Request authorized Liberty Life to accept telephone allocation instructions from the Contract Owner or from a person acting for the Contract Owner as an attorney-in-fact under a power of attorney. By authorizing Liberty Life to accept telephone changes, a Contract Owner agrees to accept and be bound by the conditions and procedures established by Liberty Life from time to time. The current conditions and procedures are described in Appendix A and Contract Owners authorizing telephone allocation instructions will be notified, in advance, of any changes.

The Variable Account is segmented into Sub-Accounts. Each Sub-Account invests in the shares of one of the Eligible Funds and such shares are purchased at net asset value. Eligible Funds and Sub-Accounts may be added or withdrawn as permitted by applicable law. The Sub-Accounts of the Variable Account and the corresponding Eligible Funds currently are as follows:

   Eligible Funds of SteinRoe Variable Investment Trust           Sub-Accounts
----------------------------------------------------------    ---------------------
Cash Income Fund ("CIF")                                            CIF  Sub-Account
Mortgage Securities Income Fund ("MSIF")                           MSIF  Sub-Account
Managed Income Fund ("MIF")                                         MIF Sub-Account*
Managed Assets Fund ("MAF")                                         MAF  Sub-Account
Strategic Managed Assets Fund ("SMAF")                             SMAF Sub-Account*
Managed Growth Stock Fund ("MGSF")                                 MGSF  Sub-Account
Capital Appreciation Fund ("CAF")                                   CAF  Sub-Account

Eligible Funds of Keyport Variable Investment Trust                 Sub-Accounts
----------------------------------------------------------      -------------------
Colonial-Keyport U.S. Government Fund ("CKUSGF")                 CKUSGF Sub-Account*
Colonial-Keyport Growth and Income Fund ("CKGIF")                 CKGIF  Sub-Account
Colonial-Keyport Utilities Fund ("CKUF")                           CKUF  Sub-Account
Colonial-Keyport International Fund for Growth ("CKIFG")          CKIFG  Sub-Account

*The MIF, SMAF and CKUSGF Sub-Accounts are not available to receive either allocations of new purchase payments or transfers of Contract Value.

                                 Eligible Funds

The Eligible Funds which are the permissible investments of the Variable Account are the separate funds of SteinRoe Variable Investment Trust, the separate funds of Keyport Variable Investment Trust, and any other mutual funds with which Liberty Life and the Variable Account may enter into a participation agreement for the purpose of making such mutual funds available as Eligible Funds under certain Contracts.

Stein Roe & Farnham Incorporated ("Stein Roe") is the investment adviser for each Eligible Fund of SteinRoe Trust. In 1986, Stein Roe was organized and succeeded to the business of Stein Roe & Farnham, a partnership. Stein Roe is an affiliate of Liberty Life. Stein Roe and its predecessor have provided investment advisory and administrative services since 1932.

Keyport Advisory Services Corp. ("KASC"), an affiliate of Liberty Life, is the manager for Keyport Trust and its Eligible Funds. Colonial Management Associates, Inc. ("Colonial"), an affiliate of Liberty Life, serves as sub-adviser for the Eligible Funds. Colonial has provided investment advisory services since 1931. The portfolio of the Colonial-Keyport International Fund for Growth is managed by Gartmore Capital Management Ltd.

The investment objectives of the Eligible Funds are briefly described below. More detailed information, including investor considerations related to the risks of investing in a particular Eligible Fund, may be found in the current prospectus for that Fund. An investor should read that prospectus carefully before selecting a fund for investing. The prospectus is available, at no charge, from a salesperson or by writing the Distributor, Keyport Financial Services Corp. at 125 High Street, Boston, MA 02110 or by calling (800) 437-4466.

Eligible Funds of SteinRoe
  Variable Investment Trust and
  Variable Account Sub-Accounts       Investment Objective
----------------------------------    --------------------------------------------------------------------------------
Cash Income Fund                       High current income from short-term money market instruments while emphasizing
  (CIF Sub-Account)                    preservation of capital and maintaining excellent liquidity.
Mortgage Securities Income Fund        Highest possible level of current income consistent with safety of principal and
  (MSIF Sub-Account)                   maintenance of liquidity through investment primarily in mortgage-backed securities.
Managed Income Fund
  (MIF Sub-Account)*                   High current income with capital preservation and appreciation as secondary objectives.
Managed Assets Fund
  (MAF Sub-Account)                    High total investment return through investment in a changing mix of securities.
Strategic Managed Assets Fund          Maximum total investment return through aggressive investment in a changing mix
  (SMAF Sub-Account)*                  of securities.
Managed Growth Stock Fund
  (MGSF Sub-Account)                   Long-term growth of capital through investment primarily in common stocks.
Capital Appreciation Fund              Capital growth by investing primarily in common stocks, convertible securities and
  (CAF Sub-Account)                    other securities selected for prospective capital growth.
* MIF and SMAF Sub-Accounts are not available to receive either allocations of new purchase payments or transfers of Contract
  Value.

Eligible Funds of Keyport
  Variable Investment Trust and
  Variable Account Sub-Accounts        Investment Objective
----------------------------------      ------------------------------------------------------------------------------
Colonial-Keyport U.S. Government Fund  A high level of current income, consistent with the preservation of capital, by
  (CKUSGF Sub-Account)*                investing primarily in U.S. Government securities.
Colonial-Keyport Growth and Income     Primarily income and long-term capital growth and, secondarily, preservation of
  Fund (CKGIF Sub-Account)             capital.
Colonial-Keyport Utilities Fund (CKUF
  Sub-Account)                         Current income and, secondarily, long-term capital growth.
Colonial-Keyport International Fund    Long-term capital growth, by investing primarily in non-U.S. equity securities.
  for Growth (CKIFG Sub- Account)      The Fund is non-diversified and may invest more than 5% of its total assets in the securities of a single issuer, thereby increasing the risk of loss compared to a diversified fund.
* CKUSGF Sub-Account is not available to receive either allocations of new purchase payments or transfers of Contract Value.

*
There is no assurance that the Eligible Funds will achieve their stated objectives.

SteinRoe Variable Investment Trust is a funding vehicle for variable annuity contracts offered by the separate accounts of Liberty Life and of insurance companies affiliated and unaffiliated with Liberty Life. Keyport Variable Investment Trust is a funding vehicle for variable annuity contracts offered by the separate accounts of Liberty Life and of insurance companies affiliated with Liberty Life. Both Trusts also are funding vehicles for variable life insurance policies offered by the separate accounts of insurance companies affiliated with Liberty Life. The risks involved in this "mixed and shared funding" are disclosed in the Trusts' prospectuses under the caption "The Trust".

                             Dollar Cost Averaging

Liberty Life offers a dollar cost averaging program that Contract Owners may participate in by Written Request. The program periodically transfers Accumulation Units from the CIF Sub-Account to other Sub-Accounts selected by the Contract Owner. The program allows a Contract Owner to invest in non-"money market" Sub-Accounts over time rather than having to invest in those Sub-Accounts all at once. The program is available for initial and subsequent purchase payments and for Contract Value transferred into the CIF Sub-Account. Under the program, Liberty Life makes automatic transfers on a periodic basis out of the Sub-Account into one or more of the other Sub-Accounts (Liberty Life reserves the right to limit the number of Sub-Accounts the Contract Owner can choose but there are currently no limits). A transfer under the program will not be counted as a transfer for the purposes of the limitations in "Transfer of Contract Value" below. The automatic transfer program does not guarantee a profit nor does it protect against loss in declining markets. The program is described in detail in Appendix B on Page 26. Appendix B also describes the prior availability of the CKUSGF Sub-Account for transfers out of it.

                           Transfer of Contract Value

Contract Owners may transfer Contract Value from one Sub-Account to another Sub-Account.

The Contract allows Liberty Life to charge a transfer fee and to limit the number of transfers that can be made in a specified time period. Contract Owners should be aware that transfer limitations may prevent an Owner from making a transfer on the date he or she wants to, with the result that the Owner's future Contract Value may be lower than it would have been had the transfer been made on the desired date.

Currently, Liberty Life is not charging a transfer fee but it is limiting transfers to 12 per calendar year except as follows. For transfers under different Contracts that are being requested under powers of attorney with a common attorney-in-fact or that are, in Liberty Life's determination, based on the recommendation of a common investment adviser or broker/dealer, the transfer limitation is instead one transfer every 30 days.

Regardless of which transfer limitation is applicable, Liberty Life is also limiting each transfer to a maximum of $500,000. All transfers requested for a Contract on the same day will be treated as a single transfer and the total combined transfer amount will be subject to the $500,000 limitation. If the $500,000 limitation is exceeded, no amount of the transfer will be executed by Liberty Life.

In applying the limitation of 12 transfers in a year of up to $500,000 apiece, Liberty Life may treat as one transfer all transfers requested by a Contract Owner for multiple Contracts he or she owns. If the $500,000 limitation is exceeded for multiple transfers requested on the same day that are treated as a single transfer, no amount of the transfer will be executed by Liberty Life.

In applying the limitation of one $500,000 transfer every 30 days, Liberty Life will treat as one transfer all transfers requested under different Contracts that are being requested under powers of attorney with a common attorney-in-fact or that are, in Liberty Life's determination, based on the recommendation of a common investment adviser or broker/dealer. If the $500,000 limitation is exceeded for multiple transfers requested on the same day that are treated as a single transfer, no amount of the transfer will be executed by Liberty Life. If a transfer is executed under one Contract and, within the next 30 days, a transfer request for another Contract is determined by Liberty Life to be related to the executed transfer under this paragraph's rules, the transfer request will not be executed by Liberty Life (in order for it to be executed, it would need to be requested again after the 30 day period and it, along with any other transfer requests that are collectively treated as a single transfer, would need to total less than $500,000).

Liberty Life's interest in applying these limitations is to protect the interests of both Contract Owners who are not engaging in significant transfer activity and Contract Owners who are engaging in such activity. Liberty Life has determined that the actions of Contract Owners engaging in significant transfer activity among Sub-Accounts may cause an adverse affect on the performance of the underlying Fund for the Sub-Account involved. The movement of Sub-Account values from one Sub-Account to another may prevent the appropriate underlying Fund from taking advantage of investment opportunities because it must maintain a liquid position in order to handle redemptions. Such movement may also cause a substantial increase in Fund transaction costs which must be indirectly borne by Contract Owners.

Contract Owners will be notified, in advance, of the imposition of any transfer fee or of a change in the limitation on the number of transfers. Any fee will not exceed $25 per transfer and the fee will not exceed the cost of effecting a transfer.

Transfers must be made by Written Request unless the Contract Owner has by Written Request authorized Liberty Life to accept telephone transfer requests from the Contract Owner or from a person acting for the Contract Owner as an attorney-in-fact under a power of attorney. By authorizing Liberty Life to accept telephone transfer instructions, a Contract Owner agrees to accept and be bound by the conditions and procedures established by Liberty Life from time to time. The current conditions and procedures are in Appendix A and Contract Owners authorizing telephone transfers will be notified, in advance, of any changes. Written transfer requests may be made by a person acting for the Contract Owner as an attorney-in-fact under a power of attorney.

Transfer requests received by Liberty Life's Service Office before the close of regular trading on the New York Stock Exchange (currently 4:00 PM Eastern
Time) will be initiated at the close of business that day. Any requests received later will be initiated at the close of the next business day. Each request from a Contract Owner to transfer value will be executed by both redeeming and acquiring Accumulation Units on the day Liberty Life's Service Office initiates the transfer.

If 100% of any Sub-Account's value is transferred and the allocation formula for purchase payments includes that Sub-Account, then the allocation formula for future purchase payments will automatically change unless the Contract Owner instructs otherwise. For example, if the allocation formula is 50% to Sub-Account A and 50% to Sub-Account B and all of Sub-Account A's value is transferred to Sub-Account B, the allocation formula will change to 100% to Sub-Account B unless the Contract Owner instructs otherwise.

       Substitution of Eligible Funds and Other Variable Account Changes

If the shares of any of the Eligible Funds should no longer be available for investment by the Variable Account or if in the judgment of Liberty Life's management further investment in such fund shares should become inappropriate in view of the purpose of the Contract, Liberty Life may add or substitute shares of another Eligible Fund or of another mutual fund for Eligible Fund shares already purchased under the Contract. No substitution of Fund shares in any Sub-Account may take place without prior approval of the Securities and Exchange Commission and notice to Contract Owners, to the extent required by the Investment Company Act of 1940.

Liberty Life has also reserved the right, subject to compliance with the law as currently applicable or subsequently changed: (a) to operate the Variable Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law; (b) to take any action necessary to comply with or obtain and continue any exemptions from the Investment Company Act of 1940 or to comply with any other applicable law; (c) to transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate investment accounts, or to Liberty Life's general account; or to add, combine or remove Sub-Accounts in the Variable Account; and (d) to change the way Liberty Life assesses charges, so long as the aggregate amount is not increased beyond that which may be charged to the Variable Account and the Eligible Funds in connection with the Contracts.

                                  DEDUCTIONS

                   Deductions for Contract Maintenance Charge

Liberty Life has responsibility for providing all administration of the Contracts and the Variable Account. Liberty Life has sub-contracted to an affiliate the actual day to day administration of the Contract, owner accounting and administration for a fee. This administration includes, but is not limited to, preparation of the Contracts, maintenance of Contract Owners' records, and all accounting, valuation, regulatory and reporting requirements. Liberty Life has contracted with Keyport Life Insurance Company, an affiliate, to provide all administration for the Contracts, as its agent. Liberty Life makes a Contract Maintenance Charge for such services. At the present time the Contract Maintenance Charge is $30.00 per Contract Year. PRIOR TO THE INCOME DATE THE CONTRACT MAINTENANCE CHARGE IS NOT GUARANTEED AND MAY BE CHANGED BY LIBERTY LIFE. The amount of the charge will not exceed $100 per year and it will not exceed the costs of administering the Contract.

Prior to the Income Date, the full amount of the charge will be deducted from the Contract Value on each Contract Anniversary and on the date of any total surrender not falling on the Contract Anniversary. On the Income Date, a pro-rata portion of the charge due on the next Contract Anniversary will be deducted from the Contract Value. This pro-rata charge covers the period from the prior Contract Anniversary to the Income Date. For example, if the Income Date occurs 73 days after that prior anniversary, then one-fifth (i.e., 73 days/365 days) of the annual charge would be deducted on the Income Date. The charge will be deducted from each Sub-Account in the proportion that the value of each bears to the Contract Value.

Once annuity payments begin on the Income Date or once they begin after surrender benefits are applied under a settlement option, the yearly cost of the Contract Maintenance Charge for a payee's annuity will be the same as the yearly amount in effect immediately before the annuity payments begin. Liberty Life may not later change the amount of the Contract Maintenance Charge deducted from the annuity payments. The charge will be deducted on a pro-rata basis from each annuity payment.

For example, if annuity payments are monthly, then one-twelfth of the annual charge will be deducted from each payment.

                Deductions for Mortality and Expense Risk Charge

Although variable annuity payments made to Annuitants will vary in accordance with the investment performance of the investments of the Variable Account, they will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. Liberty Life guarantees certain total surrenders after the death of the Annuitant or Contract Owner will not result in payments that are reduced by a Contingent Deferred Sales Charge or in payments that are lower than the amount of purchase payments less any prior partial surrenders. Liberty Life assumes an expense risk since the

Contract Maintenance Charge after the Income Date will stay the same and not be affected by variations in expenses.

To compensate it for assuming these mortality and expense risks, Liberty Life deducts from each Sub-Account (other than the CIF-DCA Sub-Account from which no deduction is made) for each Valuation Period, a Mortality and Expense Risk Charge equal on an annual basis to 1.25% of the average daily net asset value of the Sub-Account. The charge is deducted during both the accumulation and annuity periods (i.e., both before and after the Income
Date).

                       Deductions for Daily Sales Charge

Liberty Life also deducts from each Sub-Account each Valuation Period a sales charge equal on an annual basis to 0.15% of the average daily net asset value of the Sub-Account. This charge compensates Liberty Life for certain sales distribution expenses relating to the Contract. This charge will not be deducted from Sub-Account values attributable to Contracts that have reached the maximum cumulative sales charge limit defined in the next section. The charge is also not deducted from Sub-Account values attributable to Annuity Units.

                Deductions for Contingent Deferred Sales Charge

A sales charge is not deducted from the Contract's purchase payments when initially received. However, a Contingent Deferred Sales Charge may be deducted upon a surrender.

In order to determine whether a Contingent Deferred Sales Charge will be due upon a partial or total surrender, Liberty Life maintains a separate set of records. These records identify the date and amount of each purchase payment made to the Contract and the Contract Value over time.

A surrender in any Contract Year will be free of Contingent Deferred Sales Charge to the extent the surrender amount does not exceed the Contract's increase in value at that time. The increase in value is equal to: the Contract Value at the time of surrender; less that portion of purchase payments that are still remaining at the time of surrender.

After the first Contract Year, Liberty Life guarantees that a minimum amount of Contract Value will be free of Contingent Deferred Sales Charge each year. This amount is equal to 10% of the Contract Value at the beginning of each Contract Year (i.e., on the Contract Anniversary). This 10% amount will be reduced by the amount of each surrender in a year that represents the Contract's increase in value. The portion of any surrender in excess of this increase in value but not in excess of the remaining 10% amount will be free of Contingent Deferred Sales Charge. This portion will be deducted from the purchase payments in chronological order from the oldest to the most recent until the amount is fully deducted. Any amount so deducted will not be subject to a charge.

The following additional amounts will be deducted from the purchase payments in the same chronological order: the amount of any surrender in the first Contract Year in excess of the Contract's increase in value at the time of surrender; and the amount of any surrender in any later Contract Year in excess of the Contract's increase in value at the time of surrender (or in excess of the 10% limit if it applies). The Contingent Deferred Sales Charge for each purchase payment from which a deduction is made will be equal to (a) multiplied by (b), where:

(a) is the amount so deducted; and

(b) is the applicable percentage for the number of years that have elapsed from the date of that payment to the date of surrender. Years are measured from the month and day of payment to the same month and day in each subsequent calendar year. The percentages applicable to each purchase payment during the seven years after the date of its payment are: 7% during Year 1; 6% during Year 2; 5% during Year 3; 4% during Year 4; 3% during Year 5; 2% during Year 6; 1% during Year 7; and 0% thereafter.

The applicable Contingent Deferred Sales Charges for each purchase payment are then totalled. The lesser of this total amount and the Contract's maximum cumulative sales charge will be deducted from the Contract Value in the same manner as the surrender amount. The maximum cumulative sales charge is equal to (a) less (b), where (a) is 8.5% of the total purchase payments made to the Contract and (b) is the sum of all prior Contingent Deferred Sales Charge deductions from the Contract Value and all prior Variable Account sales charges applicable to the Contract from the 0.15% sales charge factor. After each surrender, Liberty Life records will be adjusted to reflect any deductions made from the applicable purchase payments.

Example: Two purchase payments were made one year apart for $5,000 and $7,000. The Contract Value has grown to an assumed $13,200 when the Owner decides to withdraw $8,000. The Contract Value at the beginning of the Contract Year of surrender was $13,000. The Contingent Deferred Sales Charge percentages at the time of surrender are an assumed 5% for the $5,000 payment and 6% for the $7,000 payment. The portion of the surrender representing the Contract's increase in value ($13,200 less $12,000, or $1,200) would not be subject to charges. Since $1,200 is less than the amount guaranteed not to have charges (10% of $13,000, or $1,300) an additional $100 would not be subject to charges. This $100 would be deducted from the oldest purchase payment, reducing it from $5,000 to $4,900. The $1,200 increase in value plus the additional $100 leaves $6,700 ($8,000 - 1,200 - 100) to be deducted. This $6,700 would be deducted from the $4,900 of the first payment still left and $1,800 of the second payment. The total Contingent Deferred Sales Charge would be $4,900 multiplied by the applicable 5% and $1,800 times the applicable 6%, or a total of $353. The sales charge records would now reflect $0 for the 1st payment and $5,200 for the 2nd payment. The $8,000 requested plus the $353 charge would be deducted from Contract Values under the rules specified in the "Surrenders" section on Page 18.

The Contingent Deferred Sales Charge, when it is applicable, will be used to cover the expenses of selling the Contract, including compensation paid to selling dealers and the cost of sales literature. Any expenses not covered by the Charge will be paid from Liberty Life's general account, which may include monies deducted from the Variable Account for the Mortality and Expense Risk Charge. A dealer selling the Contract can receive up to 6% of purchase payments.

Liberty Life may establish a program to allow a Contract Owner to request systematic partial surrenders in the first Contract Year up to a total of 10% of the initial purchase payment to the Contract. Under such a program, Liberty Life may waive the Contingent Deferred Sales Charge on the amount of any partial surrender that is in excess of the Contract's increase in value (defined in the third paragraph of this section) at the time the surrender occurs. Any such excess surrender amount will not be deducted from the initial purchase payment under the procedure described in the fourth paragraph of this section. This means that the waiver of Contingent Deferred Sales Charge is not a permanent waiver and the Charge can potentially be collected by Liberty Life in the event the Contract Owner later makes a non-systematic partial or total surrender.

                   Deductions for Transfers of Contract Value

The Contract allows Liberty Life to charge a transfer fee. Currently no fee is being charged. Contract Owners will be notified, in advance, of the imposition of any fee. Any fee will not exceed $25 per transfer and the fee will not exceed the cost of effecting a transfer.

                          Deductions for Premium Taxes

Liberty Life deducts the amount of any premium taxes levied by any state or governmental entity when paid unless Liberty Life elects to defer such deduction. Such premium taxes may depend, among other things, on the type of Contract (Qualified or Non-Qualified), on the state of residence of the Contract Owner, the state of residence of the Annuitant, the status of Liberty Life within such states, and the insurance tax laws of such states. For New York Contracts, the current premium tax rate is 0%.

                          Deductions for Income Taxes

Liberty Life will deduct from any amount payable under the Contract any income taxes that a governmental authority requires Liberty Life to withhold with respect to that amount. See "Income Tax Withholding" on Page 21 and "Tax-Sheltered Annuities" on Page 22.

                                 Total Expenses

The Variable Account's total expenses in relation to the Contract will be the Contract Maintenance Charge, the Mortality and Expense Risk Charge, and the Daily Sales Charge.

The value of the assets in the Variable Account will reflect the value of Eligible Fund shares and therefore the deductions from and expenses paid out of the assets of the Eligible Funds. These deductions and expenses are described in the Eligible Fund prospectus.

                                  THE CONTRACTS

                                 Contract Value

The Contract Value for a Contract is the sum of the value of each Sub-Account to which values are allocated under a Contract. The value of each Sub-Account is determined at any time by multiplying the number of Accumulation Units attributable to that Sub-Account by the Accumulation Unit value for that Sub-Account at the time of determination. The Accumulation Unit value is an accounting unit of measure used to determine the change in an Accumulation Unit's value from Valuation Period to Valuation Period.

Each purchase payment that is made results in additional Accumulation Units being credited to the Contract and the appropriate Sub-Account thereunder. The number of additional units for any Sub-Account will equal the amount allocated to that Sub-Account divided by the Accumulation Unit value for that Sub-Account at the time of investment.

                               Valuation Periods

The Variable Account is valued each Valuation Period using the net asset value of the Eligible Fund shares. A Valuation Period is the period commencing at the close of regular trading on the New York Stock Exchange on each Valuation Date and ending at the close of regular trading for the next succeeding Valuation Date. A Valuation Date is each day that the New York Stock Exchange is open for business. The New York Stock Exchange is currently closed on weekends, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                             Net Investment Factor

Contract Value will fluctuate in accordance with the investment results of the underlying Eligible Funds. In order to determine how these fluctuations affect value, Liberty Life utilizes an Accumulation Unit value. Each Sub-Account has its own Accumulation Units and value per Unit. The Unit value applicable during any Valuation Period is determined at the end of that period.

On January 1, 1993, Liberty Life valued each Accumulation Unit as follows:
CIF--$11.882756; CIF-DCA--$10.715433; MSIF-- $13.930256; MAF--$14.643832;
SMAF--$16.542333; MGSF-- $17.450604 and CAF--$15.765195. The Accumulation
Units for MIF, CKUSGF, CKUF and CKGIF were valued at $10.000000 when Liberty Life first purchased these Eligible Fund shares on behalf of the Variable Account. The Unit value for each Sub-Account in any Valuation Period thereafter is determined by multiplying the value for the prior period by a net investment factor. This factor may be greater or less than 1.0; therefore, the Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. Liberty Life calculates a net investment factor for each Sub-Account by dividing (a) by (b) and then subtracting (c) (i.e., (a/b) - c), where:

(a) is equal to:
       (i) the net asset value per share of the Eligible Fund at the end of the Valuation Period; plus
      (ii) the per share amount of any distribution made by the Eligible Fund if the "ex-dividend" date occurs during that same Valuation Period.
(b) is the net asset value per share of the Eligible Fund at the end of the prior Valuation Period.

(c) is equal to:

      (i) the Valuation Period equivalent of the 1.25% per year Mortality and Expense Risk Charge; plus

     (ii) the Valuation Period equivalent of the .15% per year Daily Sales Charge; plus

    (iii) a charge factor, if any, for any tax provision established by Liberty Life as a result of the operations of that Sub-Account.

If a Contract ever reaches the maximum cumulative sales charge limit defined in "Deductions for Contingent Deferred Sales Charge", Unit values without
(c)(ii) above will be used thereafter.

                          Modification of the Contract

Only Liberty Life's President or Secretary may agree to alter the Contract or waive any of its terms. Any changes must be made in writing and with the Contract Owner's consent, except as may be required by applicable law.

                                Right to Revoke

The Contract Owner may return the Contract within 10 days after he or she receives it by delivering or mailing it to Liberty Life's Service Office. The return of the Contract by mail will be effective when the postmark is affixed to a properly addressed and postage-prepaid envelope. The returned Contract will be treated as if Liberty Life never issued it and Liberty Life will refund the Contract Value.

                 DEATH PROVISIONS FOR NON-QUALIFIED CONTRACTS

                Death of Primary Owner, Joint Owner or Annuitant

These provisions apply if, before the Income Date while the Contract is In Force, the primary Owner, any joint Owner, or the Annuitant dies. The Designated Beneficiary will control the Contract after such death.

The Contract Value will be increased, as provided below, if it is less than the guaranteed minimum death value amount ("GMDV"). The GMDV is the greater of (a) the sum of all purchase payments made through the date of death, less all partial surrenders made through the date of death and (b) the Contract Value on the seventh Contract Anniversary, plus any purchase payments made from that Anniversary until the date of death, less any partial surrenders made from that Anniversary until the date of death.

  Beginning the date the New York Insurance Department has approved Liberty Life's change to the death provisions (you or your agent should call 800-437-4466 to see if the change has been approved), the GMDV will change for any Contract issued before such date but on or after January 15, 1993. The GMDV for such a Contract is the greatest of (a) above, (b) above, and a new (c):

(c) Liberty Life will compute an "Anniversary Value" for each Contract Anniversary (if any) before the 81st birthday of the covered person and Liberty Life will use the greatest of such "Anniversary Values." The covered person is the Primary Owner or, if there is a non-natural Owner such as a trust, the Annuitant is the covered person. The "Anniversary Value" for each applicable Contract Anniversary initially equals the Contract Value on that Anniversary. It is then increased by any purchase payments made from that Anniversary until the date of death, and decreased by the following amount at the time of each partial surrender made from that Anniversary until the date of death: the partial surrender amount divided by the Contract Value right before the surrender, multiplied by the "Anniversary Value" right before the surrender.

For any Contract issued on or after the date the New York Insurance Department has approved Liberty Life's change to the death provisions (you or your agent should call 800-437-4466 to see if the change has been approved), the GMDV is the greater of (a) above and (c) above.

When Liberty Life receives due proof of death, Liberty Life will compare, as of the date of death, the Contract Value to the GMDV. If the Contract Value was less than the GMDV, Liberty Life will increase the current Contract Value by the amount of the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Contract Value until Liberty Life receives due proof of death. The amount to be credited will be allocated to the Variable Account based on the purchase payment allocation selection that is in effect when Liberty Life receives due proof of death. Whether or not the Contract Value is increased because of this minimum death provision, the Designated Beneficiary may surrender the Contract within 90 days of the date of death for the Contract Value (i.e., any applicable Contingent Deferred Sales Charge will be waived). For a surrender after 90 days, the Surrender Value is payable instead. If the Contract is not surrendered, it will stay in force for the time period specified below.

If the decedent's surviving spouse (if any) is the sole Designated Beneficiary, the surviving spouse will automatically become the new sole primary owner as of the Annuitant's date of the death. And, if the Annuitant is the decedent, the new Annuitant will be any living contingent Annuitant, otherwise the surviving spouse. The Contract can stay in force until another death occurs (i.e., until the death of the Annuitant, primary Owner or joint Owner). Except for this paragraph, all of "Death Provisions" will apply to that subsequent death.

In all other cases, the Contract can stay in force up to five years from the date of death. During this period, the Designated Beneficiary may exercise all ownership rights, including the right to make transfers or partial surrenders or the right to totally surrender the Contract for its Surrender Value. If the Contract is still in force at the end of the five-year period, Liberty Life will automatically end it then by paying the Contract Value to the Designated Beneficiary. If the Designated Beneficiary is not alive then, Liberty Life will pay any person(s) named by the Designated Beneficiary in a Written Request; otherwise the Designated Beneficiary's estate.

                              Payment of Benefits

Instead of receiving a lump sum, the Owner or any Designated Beneficiary may direct by Written Request that Liberty Life pay any benefit of $2,000 or more under an annuity payment option that meets the following: (a) the first payment to the Designated Beneficiary must be made no later than one year after the date of death; (b) payments must be made over the life of the Designated Beneficiary or over a period not extending beyond that person's life expectancy; and (c) any payment option that provides for payments to continue after the death of the Designated Beneficiary will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

                   DEATH PROVISIONS FOR QUALIFIED CONTRACTS

                               Death of Annuitant

If the Annuitant dies before the Income Date while the Contract is In Force, the Designated Beneficiary will control the Contract after such a death. The Contract Value will be increased, as provided below, if it is less than the guaranteed minimum death value amount ("GMDV"). The GMDV is the greater of
(a) the sum of all purchase payments made through the date of death, less all partial surrenders made through the date of death and (b) the Contract Value on the seventh Contract Anniversary, plus any purchase payments made from that Anniversary until the date of death, less any partial surrenders made from that Anniversary until the date of death.

Beginning the date the New York Insurance Department has approved Liberty Life's change to the death provisions (you or your agent should call 800-437-4466 to see if the change has been approved), the GMDV will change for any Contract issued before such date but on or after January 15, 1993. The GMDV for such a Contract is the greatest of (a) above, (b) above, and a new (c):

(c) Liberty Life will compute an "Anniversary Value" for each Contract Anniversary (if any) before the 81st birthday of the Annuitant and Liberty Life will use the greatest of such "Anniversary Values." The "Anniversary Value" for each applicable Contract Anniversary initially equals the Contract Value on that Anniversary. It is then increased by any purchase payments made from that Anniversary until the date of death, and decreased by the following amount at the time of each partial surrender made from that Anniversary until the date of death: the partial surrender amount divided by the Contract Value right before the surrender, multiplied by the "Anniversary Value" right before the surrender.

For any Contract issued on or after the date the New York Insurance Department has approved Liberty Life's change to the death provisions (you or your agent should call 800-437-4466 to see if the change has been approved), the GMDV is the greater of (a) above and (c) above as stated above.

When Liberty Life receives due proof of the Annuitant's death, Liberty Life will compare, as of the date of death, the Contract Value to the GMDV. If the Contract Value was less than the GMDV, Liberty Life will increase the current Contract Value by the amount of the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Contract Value until Liberty Life receives due proof of death. The amount to be credited will be allocated to the Variable Account based on the purchase payment allocation selection that is in effect when Liberty Life receives due proof of death. Whether or not the Contract Value is increased because of this minimum death provision, the Designated Beneficiary may surrender the Contract within 90 days of the date of the Annuitant's death for the Contract Value (i.e., any applicable Contingent Deferred Sales Charge will be waived). For a surrender after 90 days, the Surrender Value is payable instead.

If the Contract is not surrendered, it can stay in force for the time period permitted by the Internal Revenue Code provisions applicable to the particular Qualified Plan. During this period, the Designated Beneficiary may exercise all ownership rights, including the right to make transfers or partial surrenders or the right to totally surrender the Contract for its Surrender Value. If the Contract is still in force at the end of the period, Liberty Life will automatically end it then by paying the Contract Value to the Designated Beneficiary. If the Designated Beneficiary is not alive then, Liberty Life will pay any person(s) named by the Designated Beneficiary in a Written Request; otherwise the Designated Beneficiary's estate.

                              Payment of Benefits

Instead of receiving a lump sum, the Owner or any Designated Beneficiary may direct by Written Request that Liberty Life pay any benefit of $2,000 or more under an annuity payment option that meets the following: (a) the first payment to the Designated Beneficiary must be made no later than one year after the date of death; (b) payments must be made over the life of the Designated Beneficiary or over a period not extending beyond that person's life expectancy; and (c) any payment option that provides for payments to continue after the death of the Designated Beneficiary will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

                                  OWNERSHIP

The Contract Owner shall be the person designated in the application. The Contract Owner may exercise all the rights of the Contract.

Joint Owners are permitted but not contingent Owners.

The Contract Owner may by Written Request change the Owner, primary beneficiary, contingent beneficiary or contingent annuitant. An irrevocably-named person may be changed only with the written consent of such person.

Because a change of Owner by means of a gift (i.e., a transfer without full and adequate consideration) may be a taxable event, a Contract Owner should consult a competent tax adviser as to the tax consequences resulting from such a transfer.

Any Qualified Contract may have limitations on transfer of ownership. A Contract Owner should consult a competent tax adviser as to the tax consequences resulting from such a transfer.

                                  ASSIGNMENT

The Contract Owner may assign the Contract at any time. A copy of any assignment must be filed with Liberty Life's Service Office. The Contract Owner's rights and those of any revocably-named person will be subject to the assignment. Any Qualified Contract may have limitations on assignability.

Because an assignment may be a taxable event, a Contract Owner should consult a competent tax adviser as to the tax consequences resulting from any such assignment.

                                  SURRENDERS

The Contract Owner may partially surrender the Contract. Liberty Life's Service Office must receive a Written Request and the minimum amount to be surrendered must be at least $300 or such lesser amount as Liberty Life may permit in conjunction with a program of systematic partial surrenders. If the Contract Value after a partial surrender would be below $2,500, Liberty Life will treat the request as a surrender of only the excess amount over $2,500. The amount surrendered will include any applicable Contingent Deferred Sales Charge and therefore the amount actually surrendered may be greater than the amount of the surrender check requested. Unless the request specifies otherwise, the total amount surrendered will be deducted from all Sub-Accounts of the Variable Account in the proportion that the value in each Sub-Account bears to the total Contract Value.

The Contract Owner may totally surrender the Contract by making a Written Request. Surrendering the Contract will end it. The Surrender Value is equal to the Contract Value for the Valuation Period during which Liberty Life's Service Office has received the request less: the Contract Maintenance Charge; any applicable Contingent Deferred Sales Charge; and any applicable premium taxes not previously deducted.

Liberty Life will pay the amount of any surrender within seven days of receipt of such request. Alternatively, the Contract Owner may purchase for himself or herself an annuity payment option with any surrender benefit of at least $2,000. Liberty Life's consent is needed to choose an option if the Contract Owner is not a natural person.

Settlement Options based on life contingencies cannot be surrendered after annuity payments have begun. Settlement Option 1, which is not based on life contingencies, may be surrendered as described on Page 19.

Because of the potential tax consequences of a full or partial surrender, a Contract Owner should consult a competent tax adviser regarding a surrender.

                              ANNUITY PROVISIONS

                                Annuity Benefits

If the Annuitant is alive on the Income Date and the Contract is In Force, payments will begin under the payment option or options the Contract Owner has chosen. The amount of the payments will be determined by applying the Contract Value (less any premium taxes not previously deducted and less any applicable Contract Maintenance Charge) on the Income Date in accordance with the option selected.

                       Income Date and Settlement Option

The Contract Owner may select an Income Date and Settlement Option at the time of application. If the Contract Owner does not select a Settlement Option, Option 2 will automatically be designated. If the Contract Owner does not select an Income Date for the Annuitant, the Income Date will automatically be the first day of the calendar month following the later of the Annuitant's 75th birthday or the 10th Contract Anniversary.

                  Change in Income Date and Settlement Option

The Contract Owner may choose or change a Settlement Option or the Income Date by making a Written Request to Liberty Life's Service Office at least 30 days prior to the Income Date. However, any Income Date must be: (a) for variable annuity payment options, not earlier than the second calendar month after the Issue Date (e.g., if the Issue Date is in January, the earliest Income Date is March 1); (b) for fixed annuity options, not earlier than the first calendar month after the end of the first Contract Year; (c) not later than the calendar month after the Annuitant's 85th birthday; and (d) the first day of a calendar month.

                               Settlement Options

The payment options are:

   Option 1: Income for a Fixed Number of Years;

   Option 2: Life Income with 10 Years of Payments Guaranteed; and

   Option 3: Joint and Last Survivor Income.

Other options may be arranged by mutual consent. Each option is available in two forms--as a variable annuity for use with the Variable Account and as a fixed annuity for use with the Fixed Account. Variable annuity payments will fluctuate while fixed annuity payments will not. Unless the Owner chooses otherwise, Contract Value will be applied to a variable annuity option. Whether variable or fixed, the same Contract Value amount applied to each option will produce a different initial annuity payment as well as different subsequent payments.

The payee is the person who will receive the sum payable under a payment option. Any payment option that provides for payments to continue after the death of the payee will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

If the amount available to apply under any variable or fixed option is less than $2,000, Liberty Life has reserved the right to pay such amount in one sum to the payee in lieu of the payment otherwise provided for.

Annuity payments will be made monthly unless quarterly, semi-annual or annual payments are chosen by written request. However, if any payment provided for would be or becomes less than $100, Liberty Life has the right to reduce the frequency of payments to such an interval as will result in each payment being at least $100.

Option 1: Income For a Fixed Number of Years. Liberty Life will pay an annuity for a chosen number of years, not less than 5 nor over 50 (a period of years over 30 may be chosen only if it does not exceed the difference between age 100 and the Annuitant's age on the date of the first payment). At any time while variable annuity payments are being made, the payee may elect to receive the following amount: (a) the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option (this interest rate is 5% per year unless 3% per year is chosen by Written Request); less (b) any Contingent Deferred Sales Charge due by treating the value defined in (a) as a total surrender. (See "Deductions for Contingent Deferred Sales Charge" on Page 14). Instead of receiving a lump sum, the payee can elect another payment option and the amount applied to the option will not be reduced by the charge defined in (b) above. If, at the death of the payee, Option 1 payments have been made for less than the chosen number of years:

  (a) payments will be continued during the remainder of the period to the successor payee; or

  (b) that successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option. For the variable annuity, this interest rate is 5% per year unless 3% per year is chosen by Written Request.

For variable annuity payments under Option 1, the Mortality and Expense Risk Charge is deducted during the payment period but Liberty Life has no mortality risk during this period.

If annual variable annuity payments are chosen for Option 1, Liberty Life has available a "stabilizing" payment option that can be chosen. Each annual payment will be determined as described in "Variable Annuity Payment Values" below. Each annual payment will then be placed in Liberty Life's general account, from which it will be paid out in twelve equal monthly payments. The sum of the twelve monthly payments will exceed the annual payment amount because of an interest rate factor used by Liberty Life that will vary from year to year. The commutation method described above for calculating the present value of remaining payments applies to the annual payments. Any monthly payments remaining before the next annual payment will be commuted at the interest rate used to determine that year's monthly payments.

See "Annuity Payments" on page 21 for the manner in which Option 1 may be taxed.

Option 2: Life Income with 10 Years of Payments Guaranteed. Liberty Life will pay an annuity during the lifetime of the payee. If, at the death of the payee, payments have been made for less than 10 years:

  (a) payments will be continued during the remainder of the period to the successor payee; or

  (b) that successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option. For the variable annuity, this interest rate is 5% per year unless 3% per year is chosen by Written Request.

The amount of the annuity payments will depend on the age of the payee at the time annuity payments are to begin and it may also depend on the payee's sex.

Option 3: Joint and Last Survivor Income. Liberty Life will pay an annuity for as long as either the payee or a designated second natural person is alive. The amount of the annuity payments will depend on the age of both persons at the time annuity payments are to begin and it may also depend on each person's sex. IT IS POSSIBLE UNDER THIS OPTION TO RECEIVE ONLY ONE ANNUITY PAYMENT IF BOTH PAYEES DIE AFTER THE RECEIPT OF THE FIRST PAYMENT OR TO RECEIVE ONLY TWO ANNUITY PAYMENTS IF THE PAYEES BOTH DIE AFTER RECEIPT OF THE SECOND PAYMENT AND SO ON.

                        Variable Annuity Payment Values

The amount of the first variable annuity payment is determined by Liberty Life using an annuity purchase rate that is currently based on an assumed annual investment return of 5%, unless 3% is chosen by Written Request. Subsequent variable annuity payments will fluctuate in amount and reflect whether the actual investment return of the selected Sub-Account(s) (after deducting the Mortality and Expense Risk Charge) is better or worse than the assumed investment return. The total dollar amount of each variable annuity payment will be equal to: (a) the sum of all Sub-Account payments; less (b) the pro-rata amount of the annual Contract Maintenance Charge. A payee can instruct Liberty Life's Service Office to change the Sub-Account(s) used to determine the amount of the variable annuity payments. Any change requested must be at least six months after a prior selection.

                          Fixed Annuity Payment Values

The dollar amount of each fixed annuity payment will be determined by deducting from the value being applied to the Fixed Account any premium taxes not previously deducted and then dividing the remaining value by $1,000 and multiplying the result by the greater of: (a) the applicable factor shown in the appropriate table in the Contract; or (b) the factor currently offered by Liberty Life at the time annuity payments begin. This current factor may be based on the sex of the payee unless to do so would be prohibited by law.

                  Proof of Age, Sex, and Survival of Annuitant

Liberty Life may require proof of age, sex or survival of any payee upon whose age, sex or survival payments depend. If the age or sex has been misstated, Liberty Life will compute the amount payable based on the correct age and sex. If income payments have begun, any underpayments Liberty Life may have made will be paid in full with the next annuity payment. Any overpayments, unless repaid in one sum, will be deducted from future annuity payments until Liberty Life is repaid in full.

                            SUSPENSION OF PAYMENTS

Liberty Life reserves the right to suspend or postpone any type of payment from the Variable Account for any period when: (a) the New York Stock Exchange is closed other than customary weekend or holiday closings; (b) trading on the Exchange is restricted; or (c) an emergency exists as a result of which it is not reasonably practicable to dispose of securities held in the Variable Account; or determine their value. The applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions described in (b) and (c) exist.

                                  TAX STATUS

                                  Introduction

The Contract is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Contract Value, on annuity payments, and on the economic benefit to the Contract Owner, Annuitant or Designated Beneficiary depends on the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon Liberty Life's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

                        Taxation of Annuities in General

Section 72 of the Code governs taxation of annuities in general. There are no income taxes on increases in the value of a Contract until a distribution occurs, in the form of a full surrender, a partial surrender, an assignment or gift of the Contract, or annuity payments.

Surrenders, Assignments and Gifts. A Contract Owner who fully surrenders his or her Contract is taxed on the portion of the payment that exceeds his or her cost basis in the Contract. For Non-Qualified Contracts, the cost basis is generally the amount of the purchase payments made for the Contract and the taxable portion of the surrender payment is taxed as ordinary income. For Qualified Contracts, the cost basis is generally zero and the taxable portion of the surrender payment is generally taxed as ordinary income subject to special 5-year income averaging. A Designated Beneficiary receiving a lump sum surrender benefit after the death of the Annuitant or Owner is taxed on the portion of the amount that exceeds the Contract Owner's cost basis in the Contract. If the Designated Beneficiary elects to receive annuity payments within 60 days of the decedent's death, different tax rules apply. See "Annuity Payments" on page 21. For Non-Qualified Contracts, the tax treatment applicable to Designated Beneficiaries may be contrasted with the income-tax-free treatment applicable to persons inheriting and then selling mutual fund shares with date-of-death value in excess of their basis.

Partial surrenders received under Non-Qualified Contracts prior to annuitization are first included in gross income to the extent Contract Value exceeds purchase payments. Then, to the extent the Contract Value does not exceed purchase payments, such surrenders are treated as a non-taxable return of principal to the Contract Owner. For partial surrenders under a Qualified Contract, payments are treated first as a non-taxable return of principal up to the cost basis and then a taxable return of income. Since the cost basis of Qualified Contracts is generally zero, partial surrender amounts will generally be fully taxed as ordinary income.

A Contract Owner who assigns or pledges a Non-Qualified Contract is treated as if he or she had received the amount assigned or pledged and thus is subject to taxation under the rules applicable to surrenders. A Contract Owner who gives away the Contract (i.e., transfers it without full and adequate consideration) to anyone other than his or her spouse is treated for income tax purposes as if he or she had fully surrendered the Contract.

A special computational rule applies if Liberty Life issues to the Contract Owner, during any calendar year, (a) two or more Contracts or (b) one or more Contracts and one or more of Liberty Life's other annuity contracts. Under this rule, the amount of any distribution includable in the Contract Owner's gross income is to be determined under Section 72(e) of the Code by treating all the Liberty Life contracts as one contract. Liberty Life believes that this means the amount of any distribution under one contract will be includable in gross income to the extent that at the time of distribution the sum of the values for all the contracts exceeds the sum of the cost bases for all the contracts.

Annuity Payments. The non-taxable portion of each variable annuity payment is determined by dividing the cost basis of the Contract by the total number of expected payments while the non-taxable portion of each fixed annuity payment is determined by an "exclusion ratio" formula which establishes the ratio that the cost basis of the Contract bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Contracts, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the payee lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Because variable annuity payments can increase over time and because certain payment options provide for a lump sum right of commutation, it is possible that the IRS could determine that variable annuity payments should not be taxed as described above but instead should be taxed as if they were received under an agreement to pay interest. This determination would result in a higher amount (up to 100%) of certain payments being taxable.

Penalty Tax. Payments received by Owners, Annuitants, and Designated Beneficiaries under Contracts may be subject to both ordinary income taxes and a penalty tax equal to 10% of the amount received that is includable in income. The penalty tax is not imposed on amounts received: (a) after the taxpayer attains age 59-1/2; (b) in a series of substantially equal payments made for life or life expectancy; (c) after the death of the Contract Owner (or, where the Owner is not a human being, after the death of the Annuitant);
(d) if the taxpayer becomes totally and permanently disabled; or (e) under a Non-Qualified Contract's annuity payment option that provides for a series of substantially equal payments, provided only one purchase payment is made to the Contract, the Contract is not issued as a result of a Section 1035 exchange, and the first annuity payment begins in the first Contract Year.

Income Tax Withholding. Liberty Life is required to withhold federal income taxes on taxable amounts paid under the Contract unless the recipient elects not to have withholding apply. Liberty Life will notify recipients of their right to elect not to have withholding apply.

Section 1035 Exchanges. A Non-Qualified Contract may be purchased with proceeds from the surrender of an existing annuity contract. Such a transaction may qualify as a tax-free exchange pursuant to Section 1035 of the Code. It is Liberty Life's understanding that in such an event: (a) the new Contract will be subject to the distribution-at-death rules described in the "Death Provisions for Non-Qualified Contracts" section on Page 16; (b) purchase payments made between 8/14/82 and 1/18/85 and the income allocable to them will, following an exchange, no longer be covered by a "grandfathered" exception to the penalty tax for a distribution of income that is allocable to an investment made over ten years prior to the distribution; and (c) purchase payments made before 8/14/82 and the income allocable to them will, following an exchange, continue to receive the following "grandfathered" tax treatment under prior law: (i) the penalty tax does not apply to any distribution; (ii) partial surrenders are treated first as a non-taxable return of principal and then a taxable return of income; and (iii) assignments are not treated as surrenders subject to taxation. Liberty Life's understanding of the above is principally based on legislative reports prepared by the Staff of the Congressional Joint Committee on Taxation.

Diversification Standards. The U.S. Secretary of the Treasury has issued regulations that set standards for diversification of the investments underlying variable annuity contracts (other than pension plan contracts). The Eligible Funds are designed to be managed to meet the diversification requirements for the Contract as those requirements may change from time to time. If the diversification requirements are not satisfied, the Contract would not be treated as an annuity contract. As a consequence to the Contract Owner, income earned on a Contract would be taxable to the Contract Owner in the year in which diversification requirements were not satisfied, including previously non-taxable income earned in prior years. As a further consequence, Liberty Life would be subjected to federal income taxes on assets in the Variable Account.

The Secretary of the Treasury announced in September 1986 that he expects to issue regulations which will prescribe the circumstances in which a Contract Owner's control of the investments of a segregated asset account may cause the Contract Owner, rather than the insurance company, to be treated as the owner of the assets of the account. The regulations could impose requirements that are not reflected in the Contract. Liberty Life, however, has reserved certain rights to alter the Contract and investment alternatives so as to comply with such regulations. Since the regulations have not been issued, there can be no assurance as to the content of such regulations or even whether application of the regulations will be prospective. For these reasons, Contract Owners are urged to consult with their own tax advisers.

                                Qualified Plans

The Contract is designed for use with several types of Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants, and Designated Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contract issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Contract in connection therewith. Purchasers of the Contract should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Contract with that Plan.

                            Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain contribution limitations, exclude the amount of purchase payments from gross income for tax purposes. However, such purchase payments may be subject to Social Security (FICA) taxes. This type of annuity contract is commonly referred to as a "Tax-Sheltered Annuity" (TSA).

Section 403(b)(11) of the Code contains distribution restrictions. Specifically, benefits may be paid, through surrender of the Contract or otherwise, only (a) when the employee attains age 59-1/2, separates from service, dies or becomes totally and permanently disabled (within the meaning of Section 72(m)(7) of the Code) or (b) in the case of hardship. A hardship distribution must be of employee contributions only and not of any income attributable to such contributions. Section 403(b)(11) does not apply to distributions attributable to assets held as of December 31, 1988. Thus, it appears that the law's restrictions would apply only to distributions attributable to contributions made after 1988, to earnings on those contributions, and to earnings on amount held as of December 31, 1988. The Internal Revenue Service has indicated that the distribution restrictions of
Section 403(b)(11) are not applicable when TSA funds are being transferred tax-free directly to another TSA issuer, provided the transferred funds continue to be subject to the Section 403(b)(11) distribution restrictions.

Liberty Life will notify a Contract Owner who has requested a distribution from a Contract if all or part of such distribution is eligible for rollover to another TSA or to an individual retirement annuity or account (IRA). Any amount eligible for rollover treatment will be subject to mandatory federal income tax withholding at a 20% rate if the Contract Owner receives the amount rather than directing Liberty Life by Written Request to transfer the amount as a direct rollover to another TSA or IRA.

                        Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity". These Individual Retirement Annuities are subject to limitations on the amount which may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, distributions from certain types of Qualified Plans may be placed on a tax-deferred basis into an Individual Retirement Annuity.

                   Corporate Pension and Profit-Sharing Plans

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contract to provide benefits under the plans.

Deferred Compensation Plans With Respect to Service for State and Local Governments

Section 457 of the Code, while not actually providing for a Qualified Plan as that term is normally used, provides for certain deferred compensation plans that enjoy special income tax treatment with respect to service for tax-exempt organizations, state governments, local governments, and agencies and instrumentalities of such governments. The Contract can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. However, all such investments are owned by and subject to the claims of general creditors of the sponsoring employer.

                        VARIABLE ACCOUNT VOTING RIGHTS

In accordance with its view of present applicable law, Liberty Life will vote the shares of the Eligible Funds held in the Variable Account at regular and special meetings of the shareholders of the Eligible Funds in accordance with instructions received from persons having the voting interest in the Variable Account. Liberty Life will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions.

However, if the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Liberty Life determines that it is permitted to vote the shares of the Eligible Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract shall be the Contract Owner. The number of shares held in each Sub-Account which are attributable to each Contract Owner is determined by dividing the Contract Owner's interest in each Sub-Account by the net asset value of the applicable share of the Eligible Fund. The person having the voting interest under an annuity payment option shall be the payee. The number of shares held in the Variable Account which are attributable to each payee is determined by dividing the reserve for the annuity payments by the net asset value of one share. During the annuity payment period, the votes attributable to a payee decrease as the reserves underlying the payments decrease.

The number of shares which a person has a right to vote will be determined as of the date coincident with the date established by the respective Eligible Fund for determining shareholders eligible to vote at the meeting of the Fund and voting instructions will be solicited by written communication prior to such meeting in accordance with the procedures established by the Eligible Fund.

Each person having the voting interest in the Variable Account will receive periodic reports relating to the Eligible Fund(s) in which he or she has an interest, proxy material and a form with which to give such voting instructions with respect to the proportion of the Eligible Fund shares held in the Variable Account corresponding to his or her interest in the Variable Account.

                         DISTRIBUTION OF THE CONTRACT

Keyport Financial Services Corp. ("KFSC") serves as the Principal Underwriter for the Contract described in this prospectus. The Contract will be sold by salespersons who represent Liberty Life as variable annuity agents and who are registered representatives of broker/dealers who have entered into distribution agreements with KFSC. KFSC is registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. It is located at 125 High Street, Boston, Massachusetts 02110.

                              LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account or the Principal Underwriter are a party. Liberty Life is engaged in various kinds of routine litigation which in its judgment is not of material importance in relation to the total capital and surplus of Liberty Life.

                         INQUIRIES BY CONTRACT OWNERS

Contract Owners with questions about their Contracts can write Liberty Life Service Office, 125 High Street, Boston, MA 02110, or call (800) 367-3653.

             TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION
                                                                             Page
                                                                            -------
Liberty Life Assurance Company of Boston                                       2
Variable Annuity Benefits                                                      2
 Variable Annuity Payment Values                                               2
 Re-Allocating Sub-Account Payments                                            3
Principal Underwriter                                                          4
Custodian                                                                      4
Experts                                                                        4
Investment Performance                                                         4
 Average Annual Total Return for a Contract that is Surrendered and for
   a Contract that Continues                                                   5
 Change in Accumulation Unit Value                                             7
 Yields for CIF Sub-Account                                                    8
Financial Statements                                                           9
 Liberty Life Assurance Company of Boston                                      9
 Variable Account-K                                                           31

                                   APPENDIX A

                            TELEPHONE INSTRUCTIONS

                    Telephone Transfers of Contract Values

 1. If there are joint Contract Owners, both must authorize Liberty Life to accept telephone instructions but either Owner can give Liberty Life telephone instructions.

 2. All callers will be required to identify themselves. Liberty Life reserves the right to refuse to act upon any telephone instructions in cases where the caller has not sufficiently identified himself/herself to Liberty Life's satisfaction.

 3. Neither Liberty Life nor any person acting on its behalf shall be subject to any claim, loss, liability, cost or expense if it or such person acted in good faith upon a telephone instruction, including one that is unauthorized or fraudulent; however, Liberty Life will employ reasonable procedures to confirm that a telephone instruction is genuine and, if Liberty Life does not, Liberty Life may be liable for losses due to an unauthorized or fraudulent instruction. The Contract Owner thus bears the risk that an unauthorized or fraudulent instruction that is executed may cause the Contract Value to be lower than it would be had no instruction been executed.

 4. All conversations will be recorded with disclosure at the time of the call.

 5. The application for the Contract may allow a Contract Owner to create a power of attorney by authorizing another person to give telephone instructions. Unless prohibited by state law, such power will be treated as durable in nature and shall not be affected by the subsequent incapacity, disability or incompetency of the Contract Owner. Either Liberty Life or the authorized person may cease to honor the power by sending written notice to the Contract Owner at the Contract Owner's last known address. Neither Liberty Life nor any person acting on its behalf shall be subject to liability for any act executed in good faith reliance upon a power of attorney.

 6. Telephone authorization shall continue in force until (a) Liberty Life receives the Contract Owner's written revocation, (b) Liberty Life discontinues the privilege, or (c) Liberty Life receives written evidence that the Contract Owner has entered into a market timing or asset allocation agreement with an investment adviser or with a broker-dealer.

 7. Telephone transfer instructions received by Liberty Life's Service Office at 800-367-3653 before the close of regular trading on the New York Stock Exchange (currently 4:00 P.M. Eastern Time) will be initiated that day based on the unit value prices calculated at the close of that day. Instructions received after the close of trading on the NYSE will be initiated the following business day.

 8. Once instructions are accepted by Liberty Life, they may not be canceled.

 9. All transfers must be made in accordance with the terms of the Contract and current prospectus. If the transfer instructions are not in good order, Liberty Life will not execute the transfer and will notify the caller within 48 hours.

10. If 100% of any Sub-Account's value is transferred and the allocation formula for purchase payments includes that Sub-Account, then the allocation formula for future purchase payments will change accordingly unless Liberty Life receives telephone instructions to the contrary. For example, if the allocation formula is 50% to Sub-Account A and 50% to Sub-Account B and all of Sub-Account A's value is transferred to Sub-Account B, the allocation formula will change to 100% to Sub-Account B unless Liberty Life is instructed otherwise.

          Telephone Changes to Purchase Payment Allocation Percentages

                      Numbers 1 - 6 above are applicable.

                                   APPENDIX B

                            DOLLAR COST AVERAGING

Liberty Life offers a dollar cost averaging program that Contract Owners may participate in by Written Request. The program periodically transfers Accumulation Units from the CIF Sub-Account to other Sub-Accounts selected by the Contract Owner. The program allows a Contract Owner to invest in non-"money market" Sub-Accounts over a period of one year or longer rather than having to invest in those Sub-Accounts all at once.

The program is available for initial and subsequent purchase payments and for Contract Value transferred into the CIF Sub-Account. Under the program, Liberty Life makes automatic transfers on a periodic basis out of the CIF Sub-Account into one or more of the other Sub-Accounts (Liberty Life reserves the right to limit the number of Sub-Accounts the Contract Owner can choose but there are currently no limits). The automatic transfer program does not guarantee a profit nor does it protect against loss in declining markets.

The Contract Owner by Written Request must specify the monthly amount to be transferred (minimum $150) and the Sub-Account(s) to which transfers are to be made from the CIF Sub-Account. The first transfer will occur at the close of the Valuation Period that includes the 30th day after receipt of the Contract Owner's Written Request. Each succeeding transfer will occur one month later (e.g., if the 30th day after the Issue Date is April 8, the second transfer will occur at the close of the Valuation Period that includes May 8). When the remaining Sub-Account value is less than the monthly transfer amount, that remaining value will be transferred and the program will end. Before this final transfer, the Contract Owner may extend the program by allocating additional purchase payments to the CIF Sub-Account or by transferring Contract Value to the CIF Sub-Account. The Contract Owner may by Written Request or by telephone change the monthly amount to be transferred, change the Sub-Account(s) to which the transfers are to be made, or end the program. The program will automatically end if the Income Date occurs. Liberty Life reserves the right to end the program at any time by sending the Contract Owner a notice one month in advance.

Before March 6, 1995, Contract Owners could also specify that transfers under the program were to be made from the CKUSGF Sub-Account. For those Contract Owners still participating in the program with the CKUSGF Sub-Account, substituting "CKUSGF" for "CIF" above describes their program.

Written or telephone instructions must be received by Liberty Life by the end (currently 5:00 P.M. Eastern Time) of the business day preceding the next scheduled transfer in order to be in effect for that transfer. Telephone instructions are subject to the conditions and procedures established by Liberty Life from time to time. The current conditions and procedures appear below and Contract Owners in a dollar cost averaging program will be notified, in advance, of any changes.

1. If there are joint Contract Owners, either Owner can give Liberty Life telephone transfer instructions.

2. All callers will be required to identify themselves. Liberty Life reserves the right to refuse to act upon any telephone instructions in cases where the caller has not sufficiently identified himself/herself to Liberty Life's satisfaction.

3. Neither Liberty Life nor any person acting on its behalf shall be subject to any claim, loss, liability, cost or expense if it or such person acted in good faith upon a telephone instruction, including one that is unauthorized or fraudulent; however, Liberty Life will employ reasonable procedures to confirm that a telephone instruction is genuine and, if Liberty Life does not, Liberty Life may be liable for losses due to an unauthorized or fraudulent instruction. The Contract Owner thus bears the risk that an unauthorized or fraudulent instruction that is executed may cause the Contract Value to be lower than it would be had no instruction been executed.

4. All conversations will be recorded with disclosure at the time of the call.

5. Telephone authorization shall continue in force until (a) Liberty Life receives the Contract Owner's written revocation, (b) Liberty Life discontinues the privilege, or (c) Liberty Life receives written evidence that the Contract Owner has entered into a market timing or asset allocation agreement with an investment adviser or with a broker-dealer.

6. Telephone instructions must be received by Liberty Life's Service Office at 800-367-3653 before the end (currently 5:00 P.M. Eastern Time) of the business day preceding the next scheduled transfer in order to be in effect for that transfer.

7. Once instructions are accepted by Liberty Life, they may not be canceled. New telephone instructions may be given on the following business day.

8. All instructions must be made in accordance with the terms of the Contract and current prospectus. If the instructions are not in good order, Liberty Life will not execute them and will notify the caller within 48 hours.

                              BUSINESS REPLY MAIL
                 FIRST CLASS MAIL PERMIT NO. 6719 BOSTON, MA
                      POSTAGE WILL BE PAID BY ADDRESSEE
                          LIBERTY LIFE SERVICE OFFICE
                                125 HIGH STREET
                              BOSTON MA 02110-9773

                                  NO POSTAGE
                                  NECESSARY
                                  IF MAILED
                                    IN THE
                                UNITED STATES

                                Distributed by:
                        Keyport Financial Services Corp.
                     125 High Street, Boston, MA 02110-2712
                             [Liberty Mutual logo]

                                   Issued by:
                                  Liberty Life
                          Assurance Company of Boston
                              175 Berkeley Street
                          Boston, Massachusetts 02117
                          Liberty Life Service Office
                                125 High Street
                             Boston, MA 02110-2712
                     Service Hotline 800-367-3653 (Press 3)
                      Preferred Advisor used by permission
                                 PAP/NY 5/95

[box] Yes. I would like to receive the Liberty Life Variable Annuity
      Statement of Additional Information.
[box] Yes. I would like to receive the SteinRoe Variable Investment Trust
      Statement of Additional Information.
[box] Yes. I would like to receive the Keyport Variable Investment Trust
      Statement of Additional Information.

Name
Address
City                                                  State         Zip

                                     PART B

                      SUPPLEMENT DATED OCTOBER 13, 1995 TO
            STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1995 FOR
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                              VARIABLE ACCOUNT - K
                                       AND
                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON



-------------------------------------------------------------------------------


The May 1, 1995 date on page 1 of the statement of additional information is changed to October 13, 1995.

-------------------------------------------------------------------------------


On page 4, the "EXPERTS" section is changed to read:


   The statutory financial statements of Liberty Life as of and for the years ended December 31, 1994 and 1993, included herein and the financial statements of Variable Account - K as of and for the year ended December 31, 1994 and for the period February 15, 1993 to December 31, 1993, included herein, have been included herein in reliance on the reports of KPMG Peat Marwick LLP, independent certified public accountants, and upon authority of said firm as experts in accounting and auditing.


                     SERVICE HOTLINE 800-367-3653 (press 3)
               Issued by Liberty Life Assurance Company of Boston
                 Distributed by Keyport Financial Services Corp.
SteinRoe Variable Investment Trust managed by Stein Roe and Farnham Incorporated
                 One South Wacker Drive, Chicago, Illinois 60606
Keyport Variable Investment Trust managed by Keyport Advisory Services Corp. and sub-advised by Colonial Management Associates, Inc.
                One Financial Center, Boston, Massachusetts 02111

          Liberty Life Service Office and Keyport Companies located at:
                125 High Street, Boston, Massachusetts 02110-2712

                       STATEMENT OF ADDITIONAL INFORMATION
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                              VARIABLE ACCOUNT - K
                                       AND
            LIBERTY LIFE ASSURANCE COMPANY OF BOSTON ("Liberty Life")


This Statement of Additional Information is not a prospectus but it relates to, and should be read in conjunction with, the variable annuity prospectus dated May 1, 1995. The prospectus is available, at no charge, by writing Keyport Financial Services Corp. at 125 High Street, Boston, MA 02110 or by calling
(800)-437-4466.


                                TABLE OF CONTENTS

                                                                           Page

Liberty Life Assurance Company of Boston                                     2
Variable Annuity Benefits                                                    2
         Variable Annuity Payment Values                                     2
         Re-Allocating Sub-Account Payments                                  3
Principal Underwriter                                                        4
Custodian                                                                    4
Experts                                                                      4
Investment Performance                                                       4
         Average Annual Total Return for a Contract that is Surrendered
         and for a Contract that Continues                                   5
         Change in Accumulation Unit Value                                   7
         Yield for CIF Sub-Account                                           8
Financial Statements                                                         9
         Liberty Life Assurance Company of Boston                            9
         Variable Account - K                                               31




      The date of this statement of additional information is May 1, 1995.




LLIFE.SAI

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

         Liberty Life Assurance Company of Boston is a wholly-owned subsidiary of Liberty Mutual Insurance Company and Liberty Mutual Fire Insurance Company. Liberty Mutual Insurance Company is a multi-line insurance and financial services institution. For additional information about Liberty Life, see page 8 of the prospectus.

                            VARIABLE ANNUITY BENEFITS

Variable Annuity Payment Values

         For each variable payment option, the total dollar amount of each periodic payment will be equal to: (a) the sum of all Sub-Account payments; less
(b) the pro-rata amount of the annual Contract Maintenance Charge.

         The first payment for each Sub-Account will be determined by deducting any applicable Contract Maintenance Charge and any applicable state premium taxes and then dividing the remaining value of that Sub-Account by $1,000 and multiplying the result by the greater of: (a) the applicable factor from the Contract's annuity table for the particular payment option; or (b) the factor currently offered by Liberty Life at the time annuity payments begin. This current factor may be based on the sex of the payee unless to do so would be prohibited by law.

         The number of Annuity Units for each Sub-Account will be determined by dividing such first payment by the Sub-Account Annuity Unit value for the Valuation Period that includes the date of the first payment. The number of Annuity Units remains fixed for the annuity payment period. Each Sub-Account payment after the first one will be determined by multiplying (a) by (b), where:
(a) is the number of Sub-Account Annuity Units; and (b) is the Sub-Account Annuity Unit value for the Valuation Period that includes the date of the particular payment.

         Variable annuity payments will fluctuate in accordance with the investment results of the underlying Eligible Funds. In order to determine how these fluctuations affect annuity payments, Liberty Life uses an Annuity Unit value. Each Sub-Account has its own Annuity Units and value per Unit. The Unit value applicable using any Valuation Period is determined at the end of such period.

         Liberty Life initially valued each Annuity Unit as follows: January 1, 1993: CIF - 11.883555; MSIF - 13.864802; MAF - 14.646064; SMAF - 16.492406; MGSF
- 17.540544 and CAF - 15.871076; February 1, 1993: MIF - $10.00; which precede the February 15, 1993 date beginning of operations of the Sub-Accounts, and July 13, 1993: CKUF and CKUSGF -$10.00; July 23, 1993: CKGIF - $10.00; May 3, 1994:
CKIFG - $10.00. The Unit value for each Sub-Account in any Valuation Period after the initial period is determined by multiplying the value for the prior period by a net investment factor. This factor may be greater or less than 1.0; therefore, the Annuity Unit may increase or decrease from Valuation Period to Valuation Period. For each assumed annual investment rate (AIR), Liberty Life calculates a net investment factor for each SubAccount by dividing (a) by (b), where:

(a) is equal to the net investment factor defined on page 15 of the prospectus without any deduction for the sales charge defined in (c)(ii) on that page; and

(b) is the assumed investment factor for the current Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed annual investment rate (AIR). The AIR for Annuity Units based on the Contract's annuity tables is 5% per year. An AIR of 3% per year is also currently available upon Written Request.

         With a particular AIR, payments after the first one will increase or decrease from month to month based on whether the actual annualized investment return of the selected Sub-Account(s) (after deducting the Mortality and Expense Risk Charge) is better or worse than the assumed AIR percentage. If a given amount of Sub-Account value is applied to a particular payment option, the initial payment will be smaller if a 3% AIR is selected instead of 5% AIR but, all other things being equal, the subsequent 3% AIR payments have the potential for increasing in amount by a larger percentage and for decreasing in amount by a smaller percentage. For example, consider what would happen if the actual annualized investment return (see the first sentence of this paragraph) is 7%, 5%, 3%, or 1% between the time of the first and second payments. With an actual 7% return, the 3% AIR and 5% AIR payments would both increase in amount but the 3% AIR payment would increase by a larger percentage. With an actual 5% return, the 3% AIR payment would increase in amount while the 5% AIR payment would stay the same. With an actual return of 3%, the 3% AIR payment would stay the same while the 5% AIR payment would decrease in amount. Finally, with an actual return of 1%, the 3% AIR and 5% AIR payments would both decrease in amount but the 3% AIR payment would decrease by a smaller percentage. Note that the changes in payment amount described above are on a percentage basis and thus do not illustrate when, if ever, the 3% AIR payment amount might become larger than the 5% AIR payment amount. Note though that if Option 1 (Income for a Fixed Number of Years) is selected and payments continue for the entire period, the 3% AIR payment amount will start out being smaller than the 5% AIR payment amount but eventually the 3% AIR payment amount will become larger than the 5% AIR payment amount.

Re-Allocating Sub-Account Payments

         The number of Annuity Units for each Sub-Account under any variable annuity option will remain fixed during the entire annuity payment period unless the payee makes a written request for a change. Any change requested must be at least six months after a prior selection. The payee's request must specify the percentage of the annuity payment that is to be based on the investment performance of each Sub-Account. The percentage for each Sub-Account, if not zero, must be at least 10% and must be a whole number. At the end of the Valuation Period during which Liberty Life receives the request, Liberty Life will: (a) value the Annuity Units for each Sub-Account to create a total annuity value; (b) apply the new percentages the payee has selected to this total value; and (c) recompute the number of Annuity Units for each Sub-Account. This new number of units will remain fixed for the remainder of the payment period unless the payee requests another change.

                              PRINCIPAL UNDERWRITER

         The Contract, which is offered continuously, is distributed by Keyport Financial Services Corp. ("KFSC"), which is an affiliate of Liberty Life. During the fiscal year ended December 31, 1994, Liberty Life paid KFSC underwriting commissions for the Contract of $0.00.

                                    CUSTODIAN

         The custodian of the assets of the Variable Account - K is Liberty
Life.

         Liberty Life has responsibility for providing all administration of the Contracts and the Variable Account. This administration includes, but is not limited to, preparation of the Contracts, maintenance of Contract Owners' records, and all accounting, valuation, regulatory and reporting requirements. Liberty Life has contracted with Keyport Life Insurance Company, an affiliate, to provide all administration for the Contracts, as its agent. Keyport Life Insurance Company's compensation is based on the number of Contracts and on the Contract Value of these Contracts.

                                     EXPERTS

         The statutory financial statements of Liberty Life as of and for the years ended December 31, 1994 and 1993, included herein and the financial statements of Variable Account - K as of December 31, 1994 and for the period February 15, 1993 to December 31, 1993, included herein, have been included herein in reliance on the reports of KPMG Peat Marwick LLP, independent certified public accountants, and upon authority of said firm as experts in accounting and auditing.

                             INVESTMENT PERFORMANCE

         The Variable Account may from time to time quote performance information concerning its various Sub-Accounts. A Sub-Account's performance may also be compared to the performance of sub-accounts used with variable annuities offered by other insurance companies. This comparative information may be expressed as a ranking prepared by Financial Planning Resources, Inc. of Miami, FL (The VARDS Report) or by Morningstar, Inc. of Chicago, IL (Morningstar's Variable Annuity Performance Report), which are independent services that compare the performance of variable annuity subaccounts. The rankings are done on the basis of changes in accumulation unit values over time and do not take into account any charges (such as sales charges or administrative charges) that are deducted directly from contract values.

         Ibbotson Associates of Chicago, IL provides historical returns from 1926 on capital markets in the United States. The Variable Account may quote the performance of its Sub-Accounts in conjunction with the long-term performance of capital markets in order to illustrate general long-term risk versus reward investment scenarios. Capital markets tracked by Ibbotson Associates include common stocks, small company stocks, long-term corporate bonds, long-term government bonds, U.S. Treasury Bills, and the U.S. inflation rate. Historical total returns are determined by Ibbotson Associates for: Common Stocks, represented by the Standard and Poor's Composite Index (an unmanaged weighted index of 90 stocks prior to March 1957 and 500 stocks thereafter of industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market); Small Company Stocks, represented by the fifth capitalization quintile (i.e., the ninth and tenth deciles) of stocks on the New York Stock Exchange for 1926-1981 and by the performance of the Dimensional Fund Advisors Small Company 9/10 (for ninth and tenth deciles) Fund thereafter; Long Term Corporate Bonds, represented beginning in 1969 by the Salomon Brothers Long-Term HighGrade Corporate Bond Index, which is an unmanaged index of nearly all Aaa and Aa rated bonds, represented for 1946-1968 by backdating the Salomon Brothers Index using Salomon Brothers' monthly yield data with a methodology similar to that used by Salomon Brothers in computing its Index, and represented for 1925-1945 through the use of the Standard and Poor's monthly High-Grade Corporate Composite yield data, assuming a 4% coupon and a 20-year maturity; Long-Term Government Bonds, measured each year using a portfolio containing one U.S. government bond with a term of approximately twenty years and a reasonably current coupon; U.S. Treasury Bills, measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the shortest-term bill having not less than one month to maturity; Inflation, measured by the Consumer Price Index for all Urban Consumers, not seasonably adjusted, since January, 1978 and by the Consumer Price Index before then. The stock capital markets may be contrasted with the corporate bond and U.S. government securities capital markets. Unlike an investment in stock, an investment in a bond that is held to maturity provides a fixed rate of return. Bonds have a senior priority to common stocks in the event the issuer is liquidated and interest on bonds is generally paid by the issuer before it makes any distributions to common stock owners. Bonds rated in the two highest rating categories are considered high quality and present minimal risk of default. An additional advantage of investing in U.S. government securities and Treasury bills is that they are backed by the full faith and credit of the U.S. government and thus have virtually no risk of default. Although government securities fluctuate in price, they are highly liquid.

         The tables below provide performance results for each Sub-Account through December 31, 1994. The results shown in this section are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Contract Owner.

         The Sub-Accounts, other than Cash Income Fund Sub-Account, may advertise total return information for various periods of time. Total return performance information is based on the overall percentage change in value of a hypothetical investment in the specific Sub-Account over a given period of time.

Average Annual Total Return for a Contract that is Surrendered and for a Contract that Continues

         An average annual total return assuming the Contract is surrendered is calculated using the method prescribed by the Securities and Exchange Commission. This method illustrates each Sub-Account's average annual total return, assuming a single $1,000 initial purchase payment and the surrender of the contract at the end of the period being calculated. The Sub-Account's average annual total return is the annual rate that would be necessary to achieve the ending value of an investment kept in the SubAccount for the period.

Each calculation assumes that the $1,000 initial purchase payment was allocated to only one Sub-Account and no transfers or additional purchase payments were made. The rate of return reflects all charges assessed against a Contract and the Sub-Account except for any premium taxes that may be payable. The charges reflected are: a Contingent Deferred Sales Charge that applies when the hypothetical Contract is surrendered; the annual l.25% Mortality and Expense Risk Charge and the annual 0.15% Sales Charge; and, on an allocated basis, the Contract's $30 Contract Maintenance Charge that is deducted at the end of each year and upon surrender. The Contingent Deferred Sales Charge used in the calculations for a particular Sub-Account is equal to the percentage charge in effect at the end of the period multiplied by: the assumed $1,000 payment less any amount of that payment that is free of Contingent Deferred Sales Charge under the Contract's surrender provisions. The percentage charge declines from 7% to 1% over 7 years by 1% per year. The Contract Maintenance Charge used in the calculations for a particular Sub-Account is equal to $30 multiplied by a fraction equal to the average number of Contracts with Contract Value in that Sub-Account during the period shown divided by the average total number of Contracts during the period shown. A particular Sub-Account's pro-rated portion is then equated to a $1,000 basis by multiplying it by a fraction equal to $1,000 divided by the average Contract Value in that Sub-Account during the period shown.

         A second type of average annual return is calculated in the same manner as the first except no Contingent Deferred Sales Charge is deducted since it is assumed the Contract continues through the end of the period.

                  Total Return for a Contract           Total Return for a Contract
                  Surrendered on 12/31/94               Still in force on 12/31/94
                  Hypothetical $1,000 PurchasePayment*  Hypothetical $1,000 Purchase Payment*
                  ------------------------------------  --------------------------------------------
                  Length of Investment Period                 Length of Investment Period
                  ---------------------------                 ----------------------------
                                    Since Contract                                      Since Contract
Sub-Account       One Year          Inception Shown           One Year                  Inception Shown
-----------     ---------         -----------------         ----------                 ----------------
MSIF            -8.19 %           -1.90%    (1/1/93)        -2.95%                     0.85% (1/1/93)

MAF             -9.73              1.35     (1/1/93)        -4.58                      1.42    (1/1/93)

SMAF***         -6.77             -3.19     (1/1/93)        -1.45                      -0.47    (1/1/93)

MGSF           -12.66             -4.90     (1/1/93)        -7.68                     -2.24    (1/1/93)

CAF             -5.64             12.93     (1/1/93)        -0.25                     15.56    (1/1/93)

MIF***         -10.83             -2.43      (2/1/93)       -5.74                      0.42    (2/1/93)

CKUF           -16.33            -13.00     (7/13/93)      -11.55                     -9.63    (7/13/93)

CKGIF           -7.44             -2.44     (7/23/93)       -2.15                      1.40    (7/23/93)

CKUSGF***       -8.04             -5.02      (7/13/93)      -2.79                      1.35    (7/13/93)

CKIFG             N/A            -13.38**    (5/3/94)         N/A                     -6.86**  (5/3/94)

* See footnote 5 on page 6 of the prospectus for the new expense reimbursement percentages applicable to all the SteinRoe Trust Funds beginning May 1, 1993; Before then, expense reimbursement was applicable to MSIF, MIF, SMAF and MGSF to the extent expenses, including management fees, exceeded the following percentage of the average annual net assets of each listed Fund: .80% for MIF; 1.00% for MSIF; and 1.50% for SMAF and MGSF. For expense reimbursement applicable to the Keyport Trust Funds beginning July 1, 1993, see footnote 4 on page 5 of the prospectus. The return percentages would be lower without this expense reimbursement.

** Non-annualized total returns are shown since this Sub-Account has been in existence for less than one year.

*** The SMAF, MIF and CKUSGF Sub-Accounts are not available for the allocation of new purchase payments or for transfers of Contract Value.

Change in Accumulation Unit Value

         The change in Accumulation Unit values for each Sub-Account is computed differently than the standardized average annual total return information.

         A Sub-Account's change in Accumulation Unit values is the rate at which the value of a Unit changes over the time period illustrated. For time periods prior to the date the Variable Account commenced operations, Accumulation Unit values are calculated based on the performance of the SteinRoe Trust Funds and the assumption that the SubAccounts and the Contract were in existence since the inception date of the Funds. Rates of change in Accumulation Unit values reflect the Contract's annual 1.25% Mortality and Expense Risk Charge and the annual
 .15% Sales Charge. They do not reflect deductions for any Contingent Deferred Sales Charges, Contract Maintenance Charges, and premium taxes. The rates of change would be lower if these charges were included.

                       Average Annual Change                         12-Month Period Change
                       In Accumulation Unit                       in Accumulation Unit Value*
                       Value Since 1/1/89*
Sub-Account                                          1989     1990     1991     1992    1993    1994
-----------                                          ----     ----     ----     ----    ----    ----
MSIF                      6.25%                   11.40%     7.59%    12.90%   4.49%    4.79%  -2.93%

MAF                       8.51                    21.10     -2.11     26.17    6.04     7.78   -4.52

SMAF***                   9.06                    20.10**   -9.81     36.59   11.47     0.52   -1.40

MGSF                     10.75                    29.64     -3.04     45.98    5.16     3.52   -7.64

CAF                      15.46                    29.39    -10.29     35.36   12.90    33.80   -0.21

MIF***                    0.43                                                         6.95**  -5.72

CKUF                     -9.58                                                        -2.53** -11.51

CKGIF                     1.42                                                         4.26**  -2.12

CKUSGF***                -1.33                                                         0.85**  -2.77

CKIFG                      N/A                                                                 -6.86**

* See footnote 5 on page 6 of the prospectus for the new expense reimbursement percentages applicable to all the SteinRoe Trust Funds beginning May 1, 1993. Before then, expense reimbursement was applicable to MISF, MIF, SMAF and MGSF to the extent expenses, including management fees, exceeded the following percentage of the average annual net assets of each listed Fund: .80% for MIF; 1.00% for MSIF; and 1.50% for SMAF and MGSF. For expense reimbursement applicable to the Keyport Trust Funds beginning July 1, 1993, see footnote 4 on page 5 of the prospectus. The return percentages would be lower without this expense reimbursement.

** Percentage of change is for less than 12 months; it is for the period from the inception date to the end of that year (SMAF - 5/1/89; MIF - 2/1/93; CKUF - 7/13/93; CKGIF - 7/23/93; CKUSGF - 7/13/93; and CKIFG - 5/3/94).

*** The SMAF, MIF and CKUSGF Sub-Accounts are not available for the allocation of new purchase payments or for transfers of Contract Value.

Yield for CIF Sub-Account

         Yield and effective yield percentages for the CIF Sub-Account are calculated using the method prescribed by the Securities and Exchange Commission. The yield reflects the deduction of the annual l.40% asset-based Contract charges. The yield also reflects, on an allocated basis, the Contract's annual $30 Contract Maintenance Charge. The yield does not reflect Contingent Deferred Sales Charges and premium taxes. The yield would be lower if these charges were included. The following are the standardized formulas:

Yield equals:              (A - B - 1) X  365
                              C            7

Effective Yield Equals:    ( A - B) 365/7
                               C         - 1

Where:                A =  the Accumulation Unit value at the end of the 7-day period.

                      B =  hypothetical Contract Maintenance Charge for the 7-day period.  The assumed annual CIF charge is equal to the $30 Contract charge multiplied by a fraction equal to the average number of Contracts with CIF Sub-Account value during the 7-day period divided by the average total number of Contracts during the 7-day period.  This annual amount is converted to a 7-day charge by multiplying it by
                           7/365.  It is then equated to an Accumulation Unit size basis by multiplying it by a fraction equal to the average value of one CIF
                           Accumulation Unit during the 7-day period divided by the average
                           Contract Value in CIF Sub-Account during the 7-day period.

                  C = the Accumulation Unit value at the beginning of the 7-day period.

         The yield formula assumes that the weekly net income generated by an investment in the CIF Sub-Account will continue over an entire year. The effective yield formula also annualizes seven days of net income but it assumes that the net income is reinvested over the year. This compounding effect causes effective yield to be higher than the yield.

         For the 7-day period ended 12/31/94, the yield for the CIF Sub-Account was 4.34% and the effective yield was 4.43%.

[KPMG LOGO] Peat Marwick LLP
99 High Street   Telephone 617 988-1000   Telefax 617 988-0800
Boston, MA 02210

                          Independent Auditor's Report

The Board of Directors
Liberty Life Assurance Company of Boston

We have audited the accompanying statutory statements of admitted assets, liabilities and capital and surplus of Liberty Life Assurance Company of Boston as of December 31, 1994 and 1993, and the related statutory statements of income, capital and surplus, and cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in note 1, these financial statements were prepared in conformity with accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts, which is a comprehensive basis of accounting other than generally accepted accounting principles.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Liberty Life Assurance Company of Boston as of December 31, 1994 and 1993, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in note 1.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included in the accompanying Schedule 1 is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

This report is intended solely for the information and use of the board of directors and management of Liberty Life Assurance Company of Boston and for the filing with regulatory authorities and should not be used for any other purpose.

[SIGNATURE]

March 10, 1995

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

             Statutory Statements of Admitted Assets, Liabilities
                           and Capital and Surplus

                          December 31, 1994 and 1993
                            (Dollars in thousands)

                                                    1994         1993
                                                    ----         ----
    Admitted Assets
    ---------------
Investments:
 Bonds                                          $1,209,150    $1,067,897
 Common stocks                                         882            56
 Short-term investments                             39,558        61,562
 Other invested assets                              20,270        15,037
                                                   -------     ---------
    Total investments                            1,269,860     1,144,552

Cash                                                 5,055         5,107
Premiums deferred and uncollected                   14,860        13,183
Policy loans                                        36,586        32,759
Interest and dividends accrued                      15,866        14,530
Other assets                                        10,566         8,816
Separate Accounts assets                           694,564       599,266
                                                   -------     ---------
    Total admitted assets                        2,047,357     1,818,213
                                                   =======     =========

    Liability and Capital and Surplus
Liabilities:
 Policy and contract reserves                    1,031,063       937,354
 Policy and contract claims                         10,799        20,604
 Experience rating refund reserve                    1,700         1,150
 Policyholder dividend reserve                      11,788        11,198
 Liability for Premium and other deposit
  funds                                            161,895       104,892
 Federal income taxes                                5,830         1,187
 Interest maintenance reserve                        5,292         4,605
 Asset valuation reserve                             6,969         5,120
 Due to Liberty Mutual                                 133        16,753
 Other liabilities                                  40,890        46,088
 Separate Accounts liabilities                     694,564       599,266
                                                   -------     ---------
    Total liabilities                            1,970,923     1,748,217
                                                   -------     ---------

Capital and Surplus:
 Common stock, $312.50 par value; 8,000
   shares authorized, issued and outstanding         2,500         2,500

Surplus:
 Additional paid-in capital                          2,500         2,500
 Contingency reserve for separate accounts             750           750
 Unassigned surplus                                 70,684        64,246
                                                   -------     ---------
    Total capital and surplus                       76,434        69,996

    Total liabilities and capital and surplus   $2,047,357    $1,818,213
                                                   =======     =========

See accompanying notes to statutory financial statements.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                        Statutory Statements of Income

                    Years ended December 31, 1994 and 1993
                            (Dollars in thousands)

                                                                            1994       1993
                                                                           -------   ---------
Revenues:
 Premiums and annuity considerations                                     $193,762    $244,847
 Deposit type funds                                                       229,575      79,707
 Net investment income                                                     98,533      93,842
 Other considerations                                                       4,346       3,016
                                                                            -----      -------
    Total revenues                                                        526,216     421,412
                                                                            -----      -------

Deductions:
Benefits:
 Death                                                                     29,165      27,257
 Disability and accident and health                                        27,035      98,339
 Other                                                                     81,327      80,147
                                                                            -----      -------
    Total benefits                                                        137,527     205,743
                                                                            -----      -------

Reserve increases (decreases):
 Policy and contract                                                       96,729      64,529
 Liability for premium and other deposit funds                             57,145      17,281
 Experience rating refund                                                     550      (2,050)
                                                                            -----      -------
    Total net reserve increase                                            154,424      79,760
                                                                            -----      -------

Insurance expenses and taxes                                               42,865      63,464
Transfers to Separate Accounts                                            167,972      54,445
                                                                            -----      -------
    Total deductions                                                      502,788     403,412
                                                                            -----      -------

    Income before dividends to policyholders, Federal income taxes and
      net realized capital gains on investments                            23,428      18,000

Dividends to policyholders                                                 11,671      11,033
                                                                            -----      -------

    Income before Federal income taxes and net realized capital gains
      on investments                                                       11,757       6,967

Federal income taxes                                                        7,721       5,003
                                                                            -----      -------

    Income before net realized capital gains on investments                 4,036       1,964

Net realized capital gains on investments                                     253         484
                                                                            -----      -------

    Net income                                                           $  4,289    $  2,448
                                                                            =====      =======

See accompanying notes to statutory financial statements.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                 Statutory Statements of Capital and Surplus

                    Years ended December 31, 1994 and 1993
                            (Dollars in thousands)

                                                             1994       1993
                                                             ------   --------
Total capital and surplus, beginning of year               $69,996    $68,344

Add (deduct):
 Net income                                                  4,289      2,448
 Change in net unrealized capital gains on investments       1,609        919
 Change in asset valuation reserve                          (1,849)    (1,863)
 Change in reserve on account of change in valuation
  basis                                                      3,019       --
 Change in non-admitted assets                                (630)       148
                                                              ----      ------

Total capital and surplus, end of year                     $76,434    $69,996
                                                              ====      ======

See accompanying notes to statutory financial statements.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                      Statutory Statements of Cash Flow

                    Years ended December 31, 1994 and 1993
                            (Dollars in thousands)

                                                             1994       1993
                                                             ----       ----
Cash provided:
 From Operations:
 Premiums, annuity considerations and other fund
  deposits                                                $420,323    $327,527
 Net investment income                                      81,810      82,131
 Other considerations                                        4,141       3,239
                                                             -----     -------
    Cash provided by operations                            506,274     412,897
                                                             -----     -------

 Life and accident and health benefits                      65,657     126,806
 Other benefits                                             84,225      83,436
 Insurance expenses and taxes                               43,437      59,483
 Transfers to Separate Accounts                            168,002      54,415
 Dividends to policyholders                                 11,081      10,931
 Federal income taxes, including tax on capital gains        4,897      13,849
 Increase in policy loans                                    3,827       3,032
                                                             -----     -------
    Cash used by operations                                381,126     351,952
                                                             -----     -------

    Net cash provided by operations                        125,148      60,945
                                                             -----     -------

From investments sold or matured:
 Bonds                                                     191,182     187,439
 Common stocks                                              45,631         451
 Other invested assets                                       2,687       2,230
                                                             -----     -------
    Cash provided by investments                           239,500     190,120
                                                             -----     -------

    Total cash provided                                    364,648     251,065
                                                             -----     -------

Cash applied:
 Cost of investments acquired:
 Bonds                                                     315,120     283,205
 Common stocks                                              45,898          41
 Other invested assets                                       5,771       4,310
                                                             -----     -------
    Cash used to acquire investments                       366,789     287,556
                                                             -----     -------

Other, net                                                  19,915      (6,741)
                                                             -----     -------

    Total cash applied                                     386,704     280,815
                                                             -----     -------

Decrease in cash and short-term investments                (22,056)    (29,750)

Cash and short-term investments, beginning of year          66,669      96,419
                                                             -----     -------

Cash and short-term investments, end of year              $ 44,613    $ 66,669
                                                             =====     =======

See accompanying notes to statutory financial statements.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                   Notes to Statutory Financial Statements

                          December 31, 1994 and 1993
                            (Dollars in thousands)

(1) Summary of Significant Accounting Policies

(a) Organization
Liberty Life Assurance Company of Boston (the "Company") is directly owned 90% by Liberty Mutual Insurance Company and 10% by Liberty Mutual Fire Insurance Company ("Liberty Mutual"). The Company insures life, annuity and accident and health risks for groups and individuals. The Company also issues structured settlement contracts and administers separate account contracts.

(b) Basis of Presentation
The accompanying financial statements have been prepared in accordance with accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts. Pursuant to statutory requirements: (1) premiums are taken into earnings over the premium paying period of the policies, whereas related acquisition costs are charged to income when incurred; (2) policy reserves are computed using net level and commissioners' reserve valuation methods and are based on statutory mortality (primarily 1958 and 1980 CSO for life insurance and 1971 and 1983 IAM and GAM for annuities) and interest requirements (primarily 2-1/2%, 4%, 4-1/2% and 4-3/4% for life insurance and range from 5% to 11-1/4% for annuities) without consideration of withdrawals, which are generally higher than reserves based on reasonably conservative estimates of mortality, interest and withdrawals; (3) deferred Federal income tax effects of tax return timing differences are not provided; (4) a liability for undistributed earnings allocable to participating policyholders has not been recorded; (5) the asset valuation reserve is reported as a liability; (6) realized capital gains on sales of bonds that are due to changes in interest rates are deferred and amortized to income to the original maturity date of the bonds; (7) certain assets designated as "non-admitted assets," principally certain receivables, have been charged to surplus; and (8) bonds are carried at amortized cost irrespective of the Company's investment portfolio activity.

(c) Investments
Bonds and stocks are valued in accordance with requirements prescribed by the National Association of Insurance Commissioners (NAIC). Bonds eligible for amortization are carried at cost, adjusted for amortization of premium or accretion of discount. Bonds not eligible for amortization are stated at values prescribed by the NAIC. Common stocks are carried at market value. Net unrealized gains or losses on investments in common stocks are recorded by a direct charge or credit to policyholder's surplus.

Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of 1 year or less, are carried at cost which approximates market value. Other invested assets, specifically investments in limited partnerships, are accounted for using the equity method. Policy loans are stated at unpaid loan balances.

The asset valuation reserve (AVR) is a formula reserve for possible losses on bonds, stocks, mortgage loans, real estate, and other invested assets. Changes in the AVR are recorded by a direct charge or credit to policyholders' surplus.

(d) Reclassifications Certain reclassifications were made to the 1993 financial statements to conform to the 1994 presentation.

                                                                   (Continued)

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                   Notes to Statutory Financial Statements
                            (Dollars in thousands)

(e) Fair Values of Financial Instruments
The Company has used the following methods and assumptions in estimating its fair value disclosures of financial instruments:

Investment securities: Fair values for bonds are based on independently quoted market prices for the same or similar issued bonds or on the current rates estimated to be available to the company for bonds of similar terms and remaining maturities. The fair values for common stocks are based on quoted market prices.

Cash and short-term investments: The carrying amounts reported for these instruments approximate their fair values.

Policy loans: The carrying value of policy loans approximates fair value.

(2) Investments

(a) Bonds
The amortized cost, gross unrealized gains and losses, and estimated market value of investments in bonds at December 31, 1994 and 1993 were as follows:

                                                                        1994
                                                   -----------------------------------------------
                                                                  Gross       Gross     Estimated
                                                   Amortized  Unrealized  Unrealized      Market
                                                      Cost        Gains      Losses       Value
                                                    ---------    --------    --------   ----------
U.S. Treasury securities and obligations of
  U.S. government corporations and agencies       $  386,941     $57,271    $ (6,741)   $  437,471
Debt securities issued by foreign governments         17,772         378        (581)       17,569
Corporate securities                                 258,413       2,145     (11,825)      248,733
U.S. government guaranteed mortgage-backed
  securities                                         546,024       7,216     (30,786)      522,454
                                                     -------      ------      ------      --------
  Total bonds                                     $1,209,150     $67,010    $(49,933)   $1,226,227
                                                     =======      ======      ======      ========

                                                                        1993
                                                   -----------------------------------------------
                                                                  Gross       Gross     Estimated
                                                   Amortized  Unrealized  Unrealized      Market
                                                      Cost        Gains      Losses       Value
                                                    ---------    --------    --------   ----------
U.S. Treasury securities and obligations of
  U.S. government corporations and agencies       $  395,559    $118,131     $  (474)   $  513,216
Debt securities issued by foreign governments         14,632       1,294         (83)       15,843
Corporate securities                                 181,561      13,878        (385)      195,054
U.S. government guaranteed mortgage-backed
  securities                                         476,145      32,163        (383)      507,925
                                                     -------      ------      ------      --------
  Total bonds                                     $1,067,897    $165,466     $(1,325)   $1,232,038
                                                     =======      ======      ======      ========

                                                                   (Continued)

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                   Notes to Statutory Financial Statements
                            (Dollars in thousands)

The amortized cost and estimated market value of bonds at December 31, 1994, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                     Estimated
                                                        Amortized      Market
                                                           Cost        Value
                                                         ---------   ----------
Due in one year or less                                $   16,968    $   17,206
Due after one year through five years                     194,246       190,500
Due after five years through ten years                    154,379       164,076
Due after ten years                                       297,533       331,991
U.S. government guaranteed mortgage-backed
  securities                                              546,024       522,454
                                                          -------      --------
    Total bonds                                        $1,209,150    $1,226,227
                                                          =======      ========

At December 31, 1994 and 1993, bonds with an amortized cost of $8,156 and $5,222, respectively, were on deposit with regulatory authorities.

(b) Common Stocks and Other Invested Assets
The cost of common stocks and other invested assets at December 31, 1994 and 1993 were as follows:

                         1994      1993
                         ------   -------
Common stocks          $   704    $     3
Other invested
  assets                18,405     14,257
                          ----      -----
    Total              $19,109    $14,260
                          ====      =====

Gross unrealized gains and losses on common stock and other invested assets included in unassigned surplus at December 31, 1994 and 1993 were as follows:

                                           1994     1993
                                           -----   -------
Gross unrealized gains                   $2,487    $1,327
Gross unrealized losses                    (444)     (494)
                                            ---      -----
    Net unrealized gains on
  investments                            $2,043    $  833
                                            ===      =====

                                                                   (Continued)

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                   Notes to Statutory Financial Statements
                            (Dollars in thousands)

(c) Net Investment Income
Net investment income for the years ended December 31, 1994 and 1993 was as follows:

                                                 1994       1993
                                                 ------   --------
Investment income:
 Bonds                                        $ 95,837    $89,984
 Common stocks                                      22       --
 Cash and short-term investments                 1,711      2,458
 Policy loans                                    2,111      1,900
 Amortization of interest maintenance
  reserve                                          452        257
 Other invested assets                             342        397
                                                  ----      ------
    Total investment income                    100,475     94,996

Less: Investment expenses                        1,942      1,154
                                                  ----      ------
    Net investment income                     $ 98,533    $93,842
                                                  ====      ======

(d) Realized Gains on Investments
Realized gains (losses) on investments for the years ended December 31, 1994 and 1993 were derived from the following sources:

                                                   1994     1993
                                                   -----   -------
Bonds                                            $1,752    $3,744
Common stocks                                       434       389
Short-term investments                               (4)     --
Other invested assets                             1,029       800
Foreign exchange                                   --         (27)
                                                    ---      -----
                                                  3,211     4,906
 Less: Federal income taxes                       1,819     2,217
                                                    ---      -----
                                                  1,392     2,689
 Less: Transfer to interest maintenance
  reserve                                         1,139     2,205
                                                    ---      -----
  Net realized capital gains on investments      $  253    $  484
                                                    ===      =====

Proceeds from sales and maturities of investments in bonds during 1994 and 1993 were $191,182 and $187,439, respectively. Gross gains of $2,353 and $3,860 and gross losses of $601 and $116 were realized on those sales during 1994 and 1993, respectively.

                                                                   (Continued)

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                     Notes to Statutory Financial Statements
                             (Dollars in thousands)

(e) Concentration of Investments
Investments in a single entity's corporate bonds in excess of ten percent of capital and surplus at December 31 are as follows:

                                     1994
                             ---------------------
                                       % of Total
                                       Capital and
                            Amount       Surplus
                              ------   -----------
Walmart Stores              $18,430       24.1%
Ford Motor Company           12,798       16.7
General Motors               12,588       16.5
Goldman Sachs Group          11,961       15.6
Pennsylvania Power &
  Light                      10,705       14.0
J C Penny Company             8,974       11.7
E.I. Dupont deNemours         8,141       10.7


                                     1993
                             ---------------------
                                       % of Total
                                       Capital and
                            Amount       Surplus
                              ------   -----------
E.I. Dupont deNemours       $11,283       16.1%
Walmart Stores                9,454       13.5
J C Penny Company             8,968       12.8
Pennsylvania Power &
  Light                       7,710       11.0
Weyerhaeuser                  7,434       10.6
Dayton Hudson                 7,271       10.4

(f) Asset Valuation Reserve/Interest Maintenance Reserve
The Company provides for an asset valuation reserve (AVR) and interest maintenance reserve (IMR) in accordance with its annual statement instructions. AVR for December 31, 1994 and 1993 was $6,969 and $5,120 respectively. The change in AVR for the years ended December 31, 1994 and 1993 of $1,849 and $1,863 respectively, is presented as a change in surplus in the accompanying statutory financial statements. IMR for December 31, 1994 and 1993 was $5,292 and $4,605 respectively. The IMR for 1994 and 1993 is net of amortization of $452 and $257 respectively.

                                                                   (Continued)

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                     Notes to Statutory Financial Statements
                             (Dollars in thousands)

(3) Reinsurance

The Company reinsures with other companies portions of its risks underwritten and assumes portions of risks on policies underwritten by other companies. The Company generally reinsures risks on life insurance policies over two hundred fifty thousand dollars as well as selected risks of lesser amounts. Life insurance in force and premium information for the years ended December 31, 1994 and 1993 were as follows:

                                                      1994
                             --------------------------------------------------
                                                        Assumed
                                           Ceded to      From
                                Gross        Other       Other
                               Amount     Companies   Companies    Net Amount
                              ----------    --------    --------   ------------
Life insurance in force     $14,824,724    $793,839     $46,532    $14,077,417
                               ========      ======      ======      ==========

Premiums:
 Group life and health          148,814      77,682         262         71,394
 Individual life and
  annuity                       121,777       2,581         135        119,331
 Group pension                    3,037       --           --            3,037
                               --------      ------      ------      ----------
   Total premiums           $   273,628    $ 80,263     $   397    $   193,762
                               ========      ======      ======      ==========


                                                      1993
                             --------------------------------------------------
                                                        Assumed
                                           Ceded to      From
                                Gross        Other       Other
                               Amount     Companies   Companies    Net Amount
                              ----------    --------    --------   ------------
Life insurance in force     $13,264,605    $545,849     $19,470    $12,738,226
                               ========      ======      ======      ==========

Premiums:
 Group life and health          135,686       3,890      15,852        147,648
 Individual life and
  annuity                        99,462       3,588         102         95,976
 Group pension                    1,223       --           --            1,223
                               --------      ------      ------      ----------
   Total premiums           $   236,371    $  7,478     $15,954    $   244,847
                               ========      ======      ======      ==========

The Company assumes certain Disability premiums and claims from Liberty Mutual under a reinsurance agreement effective January 1, 1986. Disability premiums assumed relating to this agreement amounted to $262 and $15,852 in 1994 and 1993, respectively.

Amounts deducted from policy and contract reserves with respect to reinsurance ceded at December 31, 1994 and 1993 were as follows:

                               1994       1993
                               ------   --------
Group life and health        $15,202    $10,215
Individual life and
  annuity                     17,360     13,968
                                ----      ------
   Total                     $32,562    $24,183
                                ====      ======

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                   Notes to Statutory Financial Statements
                            (Dollars in thousands)

Contingent liabilities exist with respect to reinsurance ceded which would become liabilities of the Company in the event the assuming reinsurers are unable to meet their obligations under reinsurance agreements.

(4) Withdrawal Characteristics of Annuity Reserves and Deposit Liabilities

Included in policy and contract reserves, separate accounts, and premium and other deposit funds are annuity reserves and deposits that are subject to withdrawal by the policyholder. The following tables illustrate the composition of annuity reserve balances at December 31:

                                                                      1994
                                                ------------------------------------------------
                                                   Annuity Reserves
                                                   and Deposit Funds
                                                 ----------------------
                                                                Not
                                                 Subject      Subject
                                                    to           to
                                               Withdrawal   Withdrawal     Other       Total
                                                 ---------    ---------    -------   -----------
Policy and contract reserves                     $  6,967     $679,868   $344,228    $1,031,063
Separate Accounts liabilities                     693,401        --         1,163       694,564
Liability for premium and other deposit
  funds                                            96,456       65,439      --          161,895
                                                  -------      -------      -----      ---------
    Total                                        $796,824     $745,307   $345,391    $1,887,522
                                                  =======      =======      =====      =========
                                                                     1993
                                                -----------------------------------------------
                                                   Annuity Reserves
                                                   and Deposit Funds
                                                 ----------------------
                                                                Not
                                                 Subject      Subject
                                                    to           to
                                               Withdrawal   Withdrawal     Other       Total
                                                 ---------    ---------    -------   ----------
Policy and contract reserves                     $  6,419     $622,439   $308,496    $  937,354
Separate Accounts liabilities                     597,487        --         1,779       599,266
Liability for premium and other deposit
  funds                                           104,892        --         --          104,892
                                                  -------      -------      -----      --------
    Total                                        $708,798     $622,439   $310,275    $1,641,512
                                                  =======      =======      =====      ========

                                                                   (Continued)

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                   Notes to Statutory Financial Statements
                            (Dollars in thousands)

At December 31, 1994, the withdrawal characteristics of annuity reserves and deposit liabilities are as follows:

                                                        Amount      % of Total
                                                        ------      ----------
Subject to discretionary withdrawal with adjustment:
 --with market value adjustment                       $   28,027          2%
 --at book value less surrender charge                    68,429          4
                                                         -------        ----
                                                          96,456          6

Subject to discretionary withdrawal without adjustment:
 --at book value (minimal or no charge or adjustment)    700,367         45

Not subject to discretionary withdrawal (net of
  reinsurance of $12,688)                                745,307         49
                                                         -------        ---
    Total                                             $1,542,130        100%
                                                         =======        ===

(5) Federal Income Taxes

The Company is included in a consolidated Federal income tax return with Liberty Mutual and its other subsidiaries. Under the terms of an intercompany taxation treaty, income taxes are determined as if the Company filed its own tax return. Tax settlements are paid to or received from Liberty Mutual.

Actual Federal income taxes for the years ended December 31, 1994 and 1993 differ from expected tax expense computed by applying the Federal income tax rate of 35% to statutory income before Federal income taxes and net realized capital gains on investments as follows:

                                  1994     1993
                                  -----   -------
Computed expected tax expense   $4,115    $2,438

 Policy and contract reserves    3,122     2,236
 Policyholder dividend
  reserve                          157        37
 Policy acquisition costs        1,637     1,243
 Deferred premiums                (631)     (343)
 Accrual of bond discount         (620)     (392)
 Experience rating refund         (196)     (102)
 Other                             137      (114)
                                   ---      -----

    Actual tax expense          $7,721    $5,003
                                   ===      =====

As a result of the provisions of the Deficit Reduction Act of 1984, the Company has deferred income approximating $4 million, included in its unassigned surplus, which may become taxable in the future upon the occurrence of certain conditions that management considers to be remote; therefore, Federal income taxes relating to this deferred income have not been provided for in the accompanying statutory financial statements.

                                                                   (Continued)

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                   Notes to Statutory Financial Statements
                            (Dollars in thousands)

(6) Related Party Transactions

Under a Service Agreement between the Company and Liberty Mutual, the latter provides personnel, office space, equipment, computer processing and other services. The Company reimburses Liberty Mutual for these services at cost, and for any other special services supplied at the Company's request. Substantially all of the Company's insurance expenses incurred in 1994 and 1993 related to this agreement.

The Company insures the group term life and disability risks for Liberty Mutual employees. In addition, the Company also insures health risks for the Liberty Mutual board of directors. Premiums associated with these policies amounted to $13,456 and $9,793 in 1994 and 1993, respectively.

Liberty Mutual purchases structured settlement annuity contracts, with and without life contingencies, from the Company. Premiums under these contracts amounted to $55,683 and $45,489 in 1994 and 1993, respectively. The related policy and contract reserves with respect to all structured settlement annuity contracts purchased by Liberty Mutual amounted to $333,610 and $281,023 at December 31, 1994 and 1993, respectively.

Liberty Mutual deposited $52,546 and $10,714 with the Company in 1994 and 1993, respectively, to fund certain Liberty Mutual environmental claim transactions. Such amounts have been included in deposit type fund revenues for the year ended December 31, 1994 and 1993, as well as in the liability for premium and other deposit funds.

In 1994, Liberty Mutual initiated an Optional Life Insurance Plan for key officers of Liberty Mutual Group. The total premium paid in 1994 to the Company was $3,986.

(7) Separate Accounts Business

Separate Accounts assets and liabilities represent designated funds held and invested by the Company for the benefit of contractholders. Separate Accounts assets are carried at market value. Investment income and changes in asset values do not affect the operating results of the Company. Separate Accounts business is maintained independently from the general account of the Company. The Company provides administrative services for these contracts. Fees earned by the Company related to these contracts included in other considerations were $880 and $812 for the years ended December 31, 1994 and 1993, respectively.

(8) Pension Plan

The Company shares personnel with Liberty Mutual which has a noncontributory defined benefit pension plan covering employees who have attained age twenty-one and have completed one year of service. Benefits are based on years of service and the employee's "final average compensation" which is the employee's average compensation for the highest five consecutive calendar years during the ten years immediately preceding retirement. Liberty Mutual's funding and accounting policies are to contribute annually the maximum amount that can be deducted for Federal income tax purposes and to charge such contributions to expense in the year deductible for income tax purposes. Liberty Mutual's pension cost charged to operations for the entire plan in 1994 and 1993 was $594 and $16,008 respectively. The Company's allocated pension cost in 1994 and 1993 was $70 and $444, respectively. (Continued)

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                     Notes to Statutory Financial Statements
                             (Dollars in thousands)

As of January 1, 1994 and 1993, the actuarial present value of accumulated vested and nonvested benefits for the entire plan, based on a valuation interest rate of 8%, approximated $563,073 and $556,977, respectively, and the net assets, at fair market value, available for plan benefits approximated $814,167 and $773,601 in 1994 and 1993, respectively. Assets of the plan consist primarily of investments in life insurance company separate accounts and a collective investment trust fund. At January 1, 1994 and 1993, separate account investments of the Company, included in plan assets, amounted to approximately $451,947 and $446,465, respectively.

(9) Postretirement Benefits

Liberty Mutual provides certain health care and life insurance benefits ("postretirement") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Liberty Companies. Alternatively, retirees may elect certain prepaid health care benefit plans. Life insurance benefits are based upon a participant's final compensation subject to the plan maximum.

In 1993, Liberty Mutual changed its method of accounting for the costs of its postretirement benefits to the accrual method and elected to amortize its transition obligation for retirees and fully eligible or vested employees over 20 years. The unamortized transition obligation was $175,320 and $185,060 at December 31, 1994 and December 31, 1993 respectively.

Net postretirement benefit costs for Liberty Mutual were approximately $29,419 in 1994 and $30,000 in 1993 and includes the expected cost of such benefits for newly eligible or vested employees, interest cost, gains and losses arising from differences between actuarial assumptions and actual experience, and amortization of the transition obligation. Liberty Mutual made payments of $13,000 in 1994 and $14,000 in 1993, as claims were incurred.

At December 31, 1994 and December 31, 1993, the accrued unfunded postretirement benefit obligation for Liberty Mutual's retirees and other fully eligible plan participants were $28,866 and $14,433, respectively. The accumulated benefit obligation for non-vested employees was $96,900 and $120,507 at December 31, 1994 and 1993, respectively. The discount rates used in determining the accumulated postretirement benefit obligation were 8% and 7.5% in 1994 and 1993, respectively, and the health care cost trend rates were 12.75% and 13.25%, graded to 6% over 10 years, in 1994 and 1993, respectively.

The Company's share of postretirement benefit costs were approximately $362 and $693 for 1994 and 1993, respectively.

The health care cost trend rate assumption has a significant effect on the amount reported. To illustrate, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation of the entire plan as of December 31, 1994 by approximately $15,600, and the estimated eligibility cost and interest cost components of net periodic postretirement benefit cost for 1994 by approximately $2,081.

                                                                   (Continued)

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                     Notes to Statutory Financial Statements
                             (Dollars in thousands)

(10) Dividend Restrictions

According to a resolution voted by the Board of Directors of the Company, not more than the larger of 10% of statutory profits on participating business or fifty cents per thousand dollars of participating business in force in a given year may accrue to the benefit of stockholders. The amount of statutory unassigned surplus held for the benefit of participating policyholders of $2,481 and for the stockholders is $68,203 at December 31, 1994. Dividends paid to policyholders were $11,081, and there were no dividends paid to stockholders in 1994. The payment of dividends to stockholders is restricted by insurance laws of the Commonwealth of Massachusetts.

(11) Risk Based Capital

Life and health insurance companies are required to calculate Risk Based Capital (RBC) in accordance with instructions set forth by the National Association of Insurance Commissioners. RBC is a means of setting the capital standards for insurance companies to support their operations and encompasses various risks associated with the business including asset quality, premium volume, policy reserves and interest rates. The RBC is then compared to the Company's total adjusted capital, which is comprised of reported capital and surplus adjusted for the asset valuation reserve and policyholder dividend reserve. The Company's total adjusted capital significantly exceeds RBC requirements at December 31, 1994.

(12) Unpaid Claims Liability for Group Accident and Health Business

The activity in the liability for unpaid claims is summarized as follows:

                                   1994       1993
                                   ------   --------
Balance at January 1             $87,557    $ 87,425
 Less: reinsurance
  recoverables                       703         793
                                    ----      ------
  Net balance at January 1        86,854      86,632

Incurred related to:
 Current year                     33,837     103,925
 Prior years                         476      (3,013)
                                    ----      ------
  Total incurred                  34,313     100,912

Paid related to:
 Current year                     10,499      74,756
 Prior years                      26,997      25,934
                                    ----      ------
  Total paid                      37,496     100,690

Net balance December 31           83,671      86,854
 Plus: reinsurance
  recoverables                       444         703
                                    ----      ------
  Net balance at December 31     $84,115    $ 87,557
                                    ====      ======
                                                                   (Continued)

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                   Notes to Statutory Financial Statements
                            (Dollars in thousands)

As a result of changes in estimates of insured events in prior years, the provision of claims increased by $476 in 1994 and decreased by ($3,013) in 1993.

(13) Contingencies

In the normal course of its business operations, the Company is involved in litigation from time to time with claimants, beneficiaries and others, and several lawsuits were pending on December 31, 1994. In the opinion of management, the ultimate liability, if any, would not have a material adverse financial effect upon the Company.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                       Schedule 1--Selected Financial Data

              Annual Statement for the Year ended December 31, 1994
                             (Dollars in thousands)

 Investment income earned:
 Government bonds                                                  $ 64,768
 Other bonds (unaffiliated)                                          31,069
 Bonds of affiliates                                                     --
 Preferred stocks (unaffiliated)                                         --
 Preferred stocks of affiliates                                          --
 Common stocks (unaffiliated)                                            22
 Common stocks of affiliates                                             --
 Mortgage loans                                                          --
 Real estate                                                             --
 Premium notes, policy loans and liens                                2,111
 Collateral loans                                                        --
 Cash on hand and on deposit                                             32
 Short-term investments                                               1,679
 Other invested assets                                                  342
 Derivative instruments                                                  --
 Aggregate write-ins for investment income                               --
                                                                   --------
    Gross investment income                                         100,023
                                                                   ========

Real estate owned--book value less encumbrances                          --
                                                                   ========

Mortgage loans--book value:
 Farm mortgages                                                          --
 Residential mortgages                                                   --
 Commercial mortgages                                                    --
                                                                   --------
    Total mortgages                                                      --
                                                                   ========

Mortgage loans by standing--book value:
 Good standing                                                           --
                                                                   ========
 Good standing with restructured terms                                   --
                                                                   ========
 Interest overdue more than three months, not in foreclosure             --
                                                                   ========
 Foreclosure in process                                                  --
                                                                   ========

Other long term assets--statement value                              20,270
                                                                   ========

Collateral loans                                                  $      --
                                                                   ========

                                                                   (Continued)

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
                     Schedule 1--Selected Financial Data

            Annual Statement for the Year ended December 31, 1994
                            (Dollars in thousands)

Bonds and stocks of Parents, Subsidiaries and affiliates--book value
 Bonds                                                           $       --
                                                                   ========
 Preferred stocks                                                        --
                                                                   ========
 Common stocks                                                           --
                                                                   ========

Bonds and Short-term investments by class and maturity:

Bonds by Maturity--statement value:
 Due within one year or less                                         58,196
 Over 1 year through 5 years                                        174,856
 Over 5 years through 10 years                                      252,649
 Over 10 years through 20 years                                     408,168
 Over 20 years                                                      354,839
                                                                   --------
    Total by maturity                                             1,248,708
                                                                   ========

Bonds by class--statement value:
 Class 1                                                          1,182,555
 Class 2                                                             63,321
 Class 3                                                              2,797
 Class 4                                                                 --
 Class 5                                                                 35
 Class 6                                                                 --
                                                                   --------
    Total by class                                                1,248,708
                                                                   ========

    Total bonds publicly traded                                   1,194,979
                                                                   ========

    Total bonds privately placed                                     53,729
                                                                   ========

Preferred stocks--statement value                                        --
                                                                   ========
Common stocks--market value                                         882,122
                                                                   ========
Short-term investments--book value                                   39,558
                                                                   ========
Financial options owned--statement value                                 --
                                                                   ========
Financial options written and in force--statement value                  --
                                                                   ========
Financial futures contracts open--current price                          --
                                                                   ========
Cash on deposit                                                  $    5,055
                                                                   ========

                                                                   (Continued)

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                       Schedule 1--Selected Financial Data

              Annual Statement for the Year ended December 31, 1994
                             (Dollars in thousands)

Life insurance in force:
  Industrial                                                     $       --
                                                                   ========
  Ordinary                                                        6,804,244
                                                                   ========
  Credit life                                                            --
                                                                   ========
  Group life                                                      8,067,011
                                                                   ========

Amount of accidental death insurance in force under ordinary
  policies                                                          254,617
                                                                   ========

Life insurance policies with disability provisions in force:
 Industrial                                                              --
                                                                   ========
 Ordinary                                                         2,334,897
                                                                   ========
 Credit life                                                             --
                                                                   ========
 Group life                                                         169,360
                                                                   ========

Supplemental contracts in force:
 Ordinary--not involving life contingencies
  Amount on deposit                                                   1,138
                                                                   ========
  Income payable                                                        326
                                                                   ========

 Ordinary--involving life contingencies
  Income payable                                                        127
                                                                   ========

 Group--not involving life contingencies
  Amount on deposit                                                     148
                                                                   ========
  Income payable                                                        141
                                                                   ========

 Group--involving life contingencies
  Income payable                                                 $        9
                                                                   ========

                                                                   (Continued)

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                       Schedule 1--Selected Financial Data

              Annual Statement for the Year Ended December 31, 1994
                             (Dollars in thousands)

Annuities:
  Ordinary
  Immediate--amount of income payable                                 $ 32,176
                                                                        ======
  Deferred--fully paid account balance                                 137,591
                                                                        ======
  Deferred--not fully paid--account balance                                 89
                                                                        ======

  Group
    Amount of income payable                                            32,580
                                                                        ======
    Fully paid account balance                                          26,624
                                                                        ======
    Not fully paid--account balance                                         --
                                                                        ======

Accidental and health insurance--premiums in force:
 Ordinary                                                                   59
                                                                        ======
 Group                                                                 134,563
                                                                        ======
 Credit                                                                     --
                                                                        ======

Deposit funds and dividend accumulations:
 Deposit funds--account balance                                        161,895
                                                                        ======
 Dividend accumulations--account balance                                 6,997
                                                                        ======

Claims payments 1994:
 Group accident and health year-ended December 31, 1994:
  1994                                                                  10,499
                                                                        ======
  1994-1                                                                26,997
                                                                        ======
  1994-2                                                                    --
                                                                        ======

  Other accident and health
    1994                                                                    34
                                                                        ======
    1994-1                                                                  45
                                                                        ======
    1994-2                                                                  --
                                                                        ======

  Other coverages that use developmental methods to calculate claims reserves
    1994                                                                    --
                                                                        ======
    1994-1                                                                  --
                                                                        ======
    1994-2                                                            $     --
                                                                        ======

This page is intentionally left blank

                          Independent Auditors' Report

The Contract Owners of
Liberty Life Assurance Company's
Variable Account K:

We have audited the accompanying statement of assets and liabilities of the sub-accounts comprising Liberty Life Assurance Company's Variable Account K as of December 31, 1994, and the related statements of operations and changes in net assets for each of the years, or other periods as applicable, in the two-year period ended December 31, 1994. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts comprising Liberty Life Assurance Company's Variable Account K at December 31, 1994, and the results of their operations and changes in their net assets for each of the years, or other periods as applicable, in the two-year period ended December 31, 1994 in conformity with generally accepted accounting principles.

[SIGNATURE]

Boston, Massachusetts
April 14, 1995

                         LIBERTY LIFE ASSURANCE COMPANY
                              VARIABLE ACCOUNT-K
                     Statement of Assets and Liabilities
                              December 31, 1994


 Assets
 Investments at market value:
  SteinRoe Variable Investment Trust
   Cash Income Fund--1,370,563 shares (cost $1,370,563)                           $ 1,370,563
   Capital Appreciation Fund--216,136 shares (cost $3,565,981)                      3,185,848
   Managed Assets Fund--252,389 shares (cost $3,296,565)                            3,074,096
   Mortgage Securities Income Fund--214,987 shares (cost $2,288,198)                1,995,083
   Managed Growth Stock Fund--55,684 shares (cost $1,087,416)                       1,008,434
   Strategic Managed Assets Fund--296,049 shares (cost $1,827,033)                  1,725,968
   Managed Income Fund--43,145 shares (cost $444,321)                                 389,595

  Keyport Variable Investment Trust
   Colonial-Keyport Growth and Income Fund--91,096 shares (cost $945,058)             913,689
   Colonial-Keyport Utilities Fund--220,235 shares (cost $2,200,025)                1,786,106
   Colonial-Keyport U.S. Government Fund--148,312 shares (cost $1,478,314)          1,360,017
   Colonial-Keyport International Fund for Growth 100,851 shares (cost
  $197,641)                                                                           189,599
                                                                                    ----------

      Total assets                                                                $16,998,998
                                                                                    ==========

Net assets
   Variable annuity contracts (note 6)                                            $16,921,018
   Annuity reserves (note 2)                                                           70,737
   Retained by Liberty Life Assurance Company (note 5)                                  7,243
                                                                                    ----------

      Total net assets                                                            $16,998,998
                                                                                    ==========

                See accompanying notes to financial statements

                         LIBERTY LIFE ASSURANCE COMPANY
                              VARIABLE ACCOUNT-K
              Statements of Operations and Changes in Net Assets
           For the year ended December 31, 1994 and for the period
                 from February 15, 1993 to December 31, 1993

                                                               Capital Appreciation
                                        Cash Income Fund               Fund               Managed Assets Fund
                                        1994        1993         1994         1993         1994         1993
                                      ---------    --------    ---------    ---------    ---------   ----------
Income
 Dividends                           $   52,096   $   4,591   $  361,047   $  250,731   $  123,668   $   68,740
Expenses (note 3)
 Mortality and expense risk and
  administrative  charges                18,367       1,512       37,586        4,668       38,800        8,333
                                        -------      ------      -------      -------      -------      --------
Net investment income                    33,729       3,079      323,461      246,063       84,868       60,407
Realized gain (loss)                     --           --          (2,962)      --             (895)           5
Unrealized appreciation
  (depreciation) during the year         --           --        (271,933)    (108,200)    (201,413)     (21,056)
                                        -------      ------      -------      -------      -------      --------
Net increase (decrease) in net
  assets from operations                 33,729       3,079       48,566      137,863     (117,440)      39,356
                                        -------      ------      -------      -------      -------      --------
Purchase payments from contract
  owners                              2,138,062     516,107    1,517,610    1,201,979    1,287,415    1,647,462
Transfers between accounts             (981,613)   (216,721)     391,663       57,842      512,617       44,350
Contract terminations and annuity
  payouts                              (129,033)      --        (169,676)      --         (292,067)     (47,597)
Other transfers (to) from Liberty
  Life Assurance Company                  2,145       4,808       --           --           --           --
                                        -------      ------      -------      -------      -------      --------
Net increase (decrease) in net
  assets from contract
  transactions                        1,029,561     304,194    1,739,597    1,259,821    1,507,965    1,644,215
                                        -------      ------      -------      -------      -------      --------
Net assets at beginning of period       307,273       --       1,397,685       --        1,683,571       --
                                        -------      ------      -------      -------      -------      --------
Net assets at end of period          $1,370,563   $ 307,273   $3,185,848   $1,397,684   $3,074,096   $1,683,571
                                        =======      ======      =======      =======      =======      ========

                See accompanying notes to financial statements

                         LIBERTY LIFE ASSURANCE COMPANY
                              VARIABLE ACCOUNT-K
        Statements of Operations and Changes in Net Assets, continued
           For the year ended December 31, 1994 and for the period
                 from February 15, 1993 to December 31, 1993

                                       Mortgage Securities                                Strategic Managed
                                             Income            Managed Growth Stock             Assets
                                              Fund                     Fund                      Fund
                                        1994         1993         1994        1993        1994         1993
                                      ---------    ---------    ---------    -------    ---------   ----------
Income
 Dividends                           $  145,663   $  157,447   $   63,362   $ 14,644   $   92,161   $   38,969
Expenses (note 3)
 Mortality and expense risk
   and administrative charges            31,894       14,676       13,305      3,911       20,821        5,927
                                        -------      -------      -------      -----      -------      --------
Net investment income                   113,769      142,771       50,057     10,733       71,340       33,042
Realized gain (loss)                    (14,032)          (5)      (1,106)        40          398           48
Unrealized appreciation
  (depreciation) during the year       (167,283)    (125,833)    (113,632)    34,650      (85,515)     (15,550)
                                        -------      -------      -------      -----      -------      --------
Net increase (decrease) in net
  assets from operations                (67,546)      16,933      (64,681)    45,423      (13,777)      17,540
                                        -------      -------      -------      -----      -------      --------

Purchase payments from
  contract owners                       129,543    2,391,052      388,698    673,900      371,567      969,525
Transfers between accounts             (170,193)     (40,264)      75,036      7,601      407,203       50,359
Contract terminations and
  annuity payouts                      (250,397)     (14,045)    (113,970)    (3,573)     (74,849)      (1,600)
Other transfers (to) from Liberty
  Life Assurance Company                 --           --           --          --          --           --
                                        -------      -------      -------      -----      -------      --------
Net increase (decrease) in net
  assets from contract
  transactions                         (291,047)   2,336,743      349,764    677,928      703,921    1,018,284
                                        -------      -------      -------      -----      -------      --------

Net assets at beginning of period     2,353,676       --          723,351      --       1,035,824       --
                                        -------      -------      -------      -----      -------      --------

Net assets at end of period          $1,995,083   $2,353,676   $1,008,434   $723,351   $1,725,968   $1,035,824
                                        =======      =======      =======      =====      =======      ========

                See accompanying notes to financial statements

                         LIBERTY LIFE ASSURANCE COMPANY
                              VARIABLE ACCOUNT-K
        Statements of Operations and Changes in Net Assets, continued
           For the year ended December 31, 1994 and for the period
                 from February 15, 1993 to December 31, 1993

                                                                    Colonial-Keyport
                                                                    Growth and Income       Colonial-Keyport
                                            Managed Income Fund           Fund*              Utilities Fund*
                                              1994        1993       1994       1993        1994         1993
                                             --------    -------    -------    -------    ---------   ----------
Income
  Dividends                                $  30,440   $ 16,496   $ 22,242   $  4,426   $  113,585    $   37,642
Expenses (note 3)
  Mortality and expense risk
   and administrative charges                  5,526      1,711     11,421      1,123       29,156         7,628
                                              ------      -----      -----      -----      -------      --------
Net investment income                         24,914     14,785     10,821      3,303       84,429        30,014
Realized gain (loss)                            (978)       (10)    (1,193)       127      (22,989)            4
Unrealized appreciation (depreciation)
  during the year                            (44,812)    (9,914)   (29,485)    (1,884)    (317,393)      (96,526)
                                              ------      -----      -----      -----      -------      --------
Net increase (decrease) in net assets
  from operations                            (20,876)     4,861    (19,857)     1,546     (255,953)      (66,508)
                                              ------      -----      -----      -----      -------      --------

Purchase payments from contract owners       170,578    347,689    531,570    376,348      383,054     2,159,596
Transfers between accounts                     3,606      5,570     78,899     (3,793)    (307,195)       70,728
Contract terminations and annuity
  payouts                                   (118,183)    (3,650)   (36,843)   (14,181)    (167,156)      (30,460)
Other transfers (to) from Liberty Life
  Assurance Company                            --         --         --         --          --            --
                                              ------      -----      -----      -----      -------      --------
Net increase (decrease) in net assets
  from contract transactions                  56,001    349,609    573,626    358,374      (91,297)    2,199,864
                                              ------      -----      -----      -----      -------      --------

Net assets at beginning of period            354,470      --       359,920      --       2,133,356        --
                                              ------      -----      -----      -----      -------      --------

Net assets at end of period                $ 389,595   $354,470   $913,689   $359,920   $1,786,106    $2,133,356
                                              ======      =====      =====      =====      =======      ========

                    *Commencement of operations--July 1, 1993

                 See accompanying notes to financial statements

                         LIBERTY LIFE ASSURANCE COMPANY
                              VARIABLE ACCOUNT-K
        Statements of Operations and Changes in Net Assets, continued
           For the year ended December 31, 1994 and for the period
                 from February 15, 1993 to December 31, 1993

                                                                   Colonial-Keyport
                                                                     International
                                              Colonial-Keyport            Fund
                                           U.S. Government Fund*      For Growth**       Total         Total
                                             1994         1993            1994            1994          1993
                                            ---------    ---------    --------------    ----------   -----------
Income                                                                  $
  Dividends                               $   79,702   $   32,270          --         $ 1,083,967    $   625,956
Expenses (note 3)
  Mortality and expense risk
   and administrative charges                 19,105        4,707          1,034          227,015         54,196
                                             -------      -------      ------------      --------      ---------
Net investment income                         60,597       27,563         (1,034)         856,952        571,760
Realized gain (loss)                            (267)          75           (105)         (44,129)           284
Unrealized appreciation (depreciation)
  during the year                            (94,143)     (24,154)        (8,041)      (1,333,650)      (368,467)
                                             -------      -------      ------------      --------      ---------
Net increase (decrease) in net assets
  from operations                            (33,813)       3,484         (9,180)        (520,827)       203,577
                                             -------      -------      ------------      --------      ---------

Purchase payments from contract owners       439,864    1,257,171        112,409        7,470,370     11,540,829
Transfers between accounts                  (102,489)      35,060         90,444           (2,022)        10,732
Contract terminations and annuity
  payouts                                   (137,449)    (101,811)        (4,074)      (1,493,697)      (216,917)
Other transfers (to) from Liberty Life
  Assurance Company                           --           --              --               2,145          4,808
                                             -------      -------      ------------      --------      ---------
Net increase (decrease) in net assets
  from contract transactions                 199,926    1,190,420        198,779        5,976,796     11,339,452
                                             -------      -------      ------------      --------      ---------

Net assets at beginning of period          1,193,904       --              --          11,543,029         --
                                             -------      -------      ------------      --------      ---------

Net assets at end of period               $1,360,017   $1,193,904       $189,599      $16,998,998    $11,543,029
                                             =======      =======      ============      ========      =========

                   *Commencement of operations - July 1, 1993
                  **Commencement of operations - May 2, 1994

                 See accompanying notes to financial statements

                         LIBERTY LIFE ASSURANCE COMPANY
                              VARIABLE ACCOUNT-K

                        Notes to Financial Statements

1. Organization

Variable Account-K (the "Variable Account") is a separate investment account established by Liberty Life Assurance Company (the "Company") to receive and invest premium payments under flexible purchase payment deferred and immediate variable annuity contracts issued by the Company. The Variable Account operates as a Unit Investment Trust under the Investment Company Act of 1940 and invests in eligible mutual funds. The Variable Account was established on February 15, 1993.

There are currently two funding vehicles available to the Variable Account, the SteinRoe Variable Investment Trust ("SRVIT") and the Keyport Variable Investment Trust ("KVIT"). There are currently thirteen available sub-accounts within the Variable Account to which contract funds may be allocated. The KVIT was established on July 1, 1993, offering the following funds to contractholders:
Colonial-Keyport Growth and Income Fund, Colonial-Keyport Utilities Fund, and Colonial-Keyport U.S. Government Fund. The Colonial-Keyport International Fund for Growth became available to contractholders on May 2, 1994. The Colonial Keyport Strategic Income Fund and the Colonial Keyport U.S. Fund for Growth became available to contractholders on July 5, 1994. No contractholders were invested in the preceding two subaccounts at December 31, 1994.

2. Significant Accounting Policies

Shares of the Trusts are sold to the Variable Account at the reported net asset values. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on sales of investments are computed on the basis of identified cost of the investments sold.

Annuity reserves are computed for contracts in the payout stage according to the 1983 Individual Annuity Valuation Table A. The annuitant may elect an assumed investment rate of either 3.0% or 6.0%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company.

The operations of the Variable Account are included in the federal income tax return of the Company, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code.

3. Expenses

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a contract termination, a contingent deferred sales charge, based on a graded table of charges, is deducted. An annual contract maintenance charge of $30 to cover the cost of contract administration is deducted from each contract owner's account on the contract anniversary date. Daily deductions are made from each sub-account for assumption of mortality and expense risk fees at an effective annual rate of 1.25% of the contract value. A daily sales charge is also deducted at an effective annual rate of 0.15%.

4. Affiliated Company Transactions

Administrative services necessary for the operation of the Account are provided by Keyport Life Insurance Company (Keyport Life), an affiliate of the Company. The Company has absorbed all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws. SteinRoe & Farnham, Inc., an affiliate of the Company, is the investment advisor to the SRVIT. Keyport Advisory Services Corporation, a wholly owned subsidiary of Keyport Life, is the investment advisor to KVIT. Colonial Management Associates, Inc., an affiliate of the Company, is the sub-investment advisor for KVIT. Keyport Financial Services Corporation, a wholly owned subsidiary of Keyport Life, is the principal underwriter for SRVIT and KVIT. The investment advisors' and principal underwriter's compensation is derived from the mutual funds.

5. Amounts Retained by Liberty Life Assurance Company

If a contractholder's financial transaction is not executed on the appropriate investment date, a correcting buy or sell of shares is required by the Company in order to make the contractholder whole. The resulting risk of a gain or loss has no effect on the contractholder's account and is fully assumed by the Company. Amounts retained by the Company are invested in the Variable Account for this purpose.

                         LIBERTY LIFE ASSURANCE COMPANY
                              VARIABLE ACCOUNT-K
                   Notes to Financial Statements, continued

6. Unit Values

A summary of the accumulation unit values at December 31, 1994 and 1993 and the accumulation units and dollar value outstanding at December 31, 1994 are as follows:

                                                    1993                       1994
                                                  ---------   ---------------------------------------
                                                    Unit         Unit
                                                   Value        Value         Units        Dollars
                                                  ---------    ---------    -----------   -----------
Cash Income Fund                                $12.036276   $12.322293   110,638.4042    $ 1,363,319

Cash Income Fund-Dollar Cost Averaging           11.004179    11.422977         0.0000              0

Capital Appreciation Fund                        21.236178    21.192232   149,229.0090      3,162,496

Managed Assets Fund                              15.785199    15.070997   202,385.7864      3,050,156

Mortgage Securities Income Fund                  14.529191    14.103610   141,459.0100      1,995,083

Managed Growth Stock Fund                        18.157605    16.769681    60,134.3433      1,008,434

Strategic Managed Assets Fund                    16.578111    16.345229   105,594.6287      1,725,968

Managed Income Fund                              10.694650    10.083378    38,637.3689        389,595

Colonial-Keyport Growth and Income Fund          10.426480    10.205214    87,234.3955        890,246

Colonial-Keyport Utilities Fund                   9.746863     8.625030   207,084.0869      1,786,106

Colonial-Keyport U.S. Government Fund            10.084517     9.804679   138,711.0300      1,360,017

Colonial-Keyport International Fund for
  Growth                                         _             9.314037    20,356.2103        189,598
                                                                             ---------      ---------

                                                                        1,261,464.2732    $16,921,018
                                                                             =========      =========

                      This page is intentionally left blank

                               PART C

Item 24. Financial Statements and Exhibits

   (a)  Financial Statements:
        Included in Part B:
        Variable Account-K:
           Statement of Assets and Liabilities as of December 31, 1994. Statements of Operations and Changes in Net Assets as of December 31, 1994 and for the period February 15, 1993 to December 31, 1993.
           Notes to Financial Statements

        Liberty Life Assurance Company of Boston:
           Statutory Statements of Admitted Assets, Liabilities and Capital and
             Surplus as of December 31, 1994 and 1993.
           Statutory Statements of Income for the years ended December 31, 1994 and 1993.
           Statutory Statements of Capital and Surplus for the years ended
             December 31, 1994 and 1993.
           Statutory Statements of Cash Flow for the years ended December 31,
             1994 and 1993. Notes to Statutory Financial Statements

   (b)  Exhibits:

   (1) Resolution of Board of Directors is incorporated by reference to Form N-4 File No. 33-41122 filed on June 12, 1991.

   (2)     Not applicable.

   (3) Underwriting Agreement and Specimen Underwriter and Dealer Agreement are incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 (File No. 33-41122).

   (4) Variable Annuity Contract FLEX(4V)NY is incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 (File No. 33-41122). Contract Endorsements are incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 (File No. 33-41122). Endorsement END.A(106) for Contracts issued January 15, 1993 to the date the New York State Insurance Department approves the endorsement and Endorsement END.A(107) for Contracts issued on or after the date the New York State Insurance Department approves the endorsement are
           Exhibit 24(b)(4).

   (5) Variable Annuity Contract Application is incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 (File No. 33-41122).

   (6) Articles of Incorporation and By-laws are incorporated by reference to Form N-4 File No. 33-41122 filed on June 12, 1991.

   (7)     Not applicable.

   (8) Participation Agreement and Service Agreement are incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 (File No. 33-41122).

   (9) Opinion and Consent of Counsel is incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 (File No. 33-41122).

   (10)    Consent of Independent Certified Public Accountants is Exhibit
           24(b)(10).

   (11)    Not applicable.

   (12)    Not applicable.

   (13) Schedule for Computation of Performance Quotations is incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 (File No. 33-41122).

   (14)    Powers of Attorney are Exhibit 24(b)(14).

   (15) Exemptive Relief is incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 (File No. 33-41122).

Item 25. Officers and Directors of the Depositor.

Name and Address           Position
----------------           --------

Gary L. Countryman         Chairman of the Board & Chief Exec. Officer

Edmund F. Kelly            President and CAO

Morton E. Spitzer          Exec. VP

Maryann P. Sullivan        Exec. VP

Paul A. Cronin             Vice President

A. Alexander Fontanes      Vice President

Andrew M. Girdwood, Jr.    Vice President

Richard W. Hadley          Vice President

Richard B. Lassow          Vice President

Merrill J. Mack            Vice President

Douglas T. Maines          Vice President

John S. O'Donnell          Vice President

Gerard A. Paolino          Vice President

Steven M. Sentler          Vice President

Richard A. Torrey          Vice President

John A. Tymochko           Vice President

Robert H. Gruhl            Treasurer

Barry S. Gilvar            Secretary

James W. Jakobek           Assistant Treasurer

Paul R. Anthony            Assistant Secretary

Peter S. Aten              Assistant Secretary

David W. Hoffman           Assistant Secretary

Christine T. O'Neill       Assistant Secretary

Directors
---------

John B. Conners            Robert H. Gruhl               Morton E. Spitzer
Gary L. Countryman         Edmund F. Kelly               Maryann P. Sullivan
A. Alexander Fontanes      Christopher C. Mansfield

*175 Berkeley Street, Boston, MA 02117, unless noted otherwise

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

        The Depositor controls the Registrant, and is an affiliate of Keyport Financial Services Corp. (KFSC) a Massachusetts corporation functioning as a broker/dealer of securities. KFSC files separate financial statements. Both are ultimately controlled by Liberty Mutual Insurance Company.

        The Depositor is an affiliate of Keyport Advisory Services Corp. (KASC), a Massachusetts corporation functioning as an investment advisor. KASC files separate financial statements and is ultimately controlled by Liberty Mutual Insurance Company.

        Chart for the affiliations of the Depositor is incorporated by reference to Form N-4 File No. 33-41122.

Item 27. Number of Contract Owners.

        At September 30, 1995, there were 316 Qualified Contract Owners and 281 Non-Qualified Contract Owners.

Item 28. Indemnification.

        Directors and officers of the Depositor and the principal underwriter are covered persons under Directors and Officers/Errors and Omissions liability insurance policies. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers under such insurance policies, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in the successful defense of any action, suit or proceeding) is asserted by such director or officer in connection with the variable annuity contracts, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

        Keyport Financial Services Corp. (KFSC) is principal underwriter of the SteinRoe Variable Investment Trust and the Keyport Variable Investment Trust, which offer eligible funds for variable annuity and variable life insurance contracts. KFSC is also principal underwriter for the KMA Variable Account and Keyport Variable Account - I of Keyport Life Insurance Company and for the Keyport America Variable Annuity Account and Keyport America Variable Life Account of Keyport America Life Insurance Company, both are affiliated companies of Liberty Life.

The directors and officers are:

Name and Principal                  Position and Offices
Business Address*                   with Underwriter
-----------------                   ----------------

John W. Rosensteel                  Chairman of the Board and President

Lee R. Roberts                      Director

John E. Arant III                   Vice President and Sales Officer

William L. Dixon                    Vice President-Compliance Officer

Francis E. Reinhart                 Director and Vice President-Administration

Rogelio P. Japlit                   Treasurer

James J. Klopper                    Clerk

     *125 High Street, Boston, Massachusetts 02110.

Item 30. Location of Accounts and Records.

        Liberty Life Assurance Company of Boston, 175 Berkeley St., Boston, MA 02117

        Keyport Life Insurance Company, 125 High St., Boston, MA 02110

Item 31. Management Services.

        Not applicable.

Item 32. Undertakings.

        The Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

        The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

        The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

        Registrant represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code. Registrant further represents that it has complied with the provisions of paragraphs (1) - (4) of that letter. Specimen of acknowledgement form used to comply with paragraph (4) is incorporated by reference to Form N-4 File No. 33-41122 filed on June 12, 1991.

                                   SIGNATURES

                                   SIGNATURES

        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness for this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Boston and Commonwealth of Massachusetts, on this 12th day of October, l995.


                                                Variable Account - K
                                                --------------------
                                                    (Registrant)



                                  BY:  Liberty Life Assurance Company of Boston
                                       ----------------------------------------
                                                    (Depositor)




                                  BY:  /S/ Robert H. Gruhl
                                       ----------------------------------------
                                           Robert H. Gruhl, Treasurer

        As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

GARY L. COUNTRYMAN*                              EDMUND F. KELLY*
-------------------                              ----------------
GARY L. COUNTRYMAN                               EDMUND F. KELLY
Chairman of the Board                            President


JOHN B. CONNERS*                                 /S/ Robert H. Gruhl  10/12/95
----------------                                 -------------------  --------
JOHN B. CONNERS                                  ROBERT H. GRUHL      DATE
Director                                         Treasurer


A. ALEXANDER FONTANES*
----------------------
A. ALEXANDER FONTANES
Director


/S/ Robert H. Gruhl
-------------------
ROBERT H. GRUHL
Director


EDMUND F. KELLY*
----------------
EDMUND F. KELLY
Director


CHRISTOPHER C. MANSFIELD*
-------------------------
CHRISTOPHER C. MANSFIELD
Director

                                            *BY: /S/ Robert H. Gruhl   10/12/95
                                                 -------------------   --------
MORTON E. SPITZER*                                   ROBERT H. GRUHL   Date
------------------                                   Attorney-in-Fact
MORTON E. SPITZER
Director


MARYANN P. SULLIVAN*
--------------------
MARYANN P. SULLIVAN
Director


* Robert H. Gruhl has signed this document on the indicated date on behalf of each of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons.

                                  EXHIBIT INDEX

Exhibit

24(b)(4)  Contract Endorsements

24(b)(10) Consent of Independent Certified Public Accountants

24(b)(14) Powers of Attorney

                                Exhibit 24(b)(4)

                              CONTRACT ENDORSEMENTS

LIBERTY  LIFE ASSURANCE  COMPANY                              DEATH  PROVISIONS
OF BOSTON                                                           ENDORSEMENT

------------------------------------------------------------------------------


We have issued this endorsement as part of the contract to which it is attached to be effective as of the Issue Date.

The "Death of Primary Owner, Joint Owner, or Annuitant" section on page 9 provides for a guaranteed minimum death value amount that is the greater of two defined amounts [(a) and (b)]. This endorsement enhances this guaranteed minimum by adding a third amount. The guaranteed minimum is now the greatest of the current (a) and (b) and a new (c):

(c) we will compute an "Anniversary Value" for each Contract Anniversary (if any) before the 81st birthday of the covered person and we will use the greatest of such "Anniversary Values". The covered person is the Primary Owner or, if there is a non-natural Owner such as a trust, the Annuitant is the covered person. The "Anniversary Value" for each applicable Contract Anniversary initially equals the Contract Value on that Anniversary. It is then increased by any purchase payments made from that Anniversary until the date of death, and decreased by the following amount at the time of each partial surrender made from that Anniversary until the date of death: the partial surrender amount divided by the Contract Value right before the surrender, multiplied by the "Anniversary Value" right before the surrender.




Signed by the Company:____________________________________
                                 President














END.A(106)

LIBERTY LIFE ASSURANCE COMPANY                                 DEATH PROVISIONS
OF BOSTON                                                           ENDORSEMENT

-------------------------------------------------------------------------------

We have issued this endorsement as part of the contract to which it is attached as of the Issue Date.

The first two sentences of the second paragraph of the "Death of Primary Owner, Joint Owner, or Annuitant" section on page 9 are replaced by the following:

         The Contract Value will be increased, as provided below, if it is less than the guaranteed minimum death value amount. This minimum value is the greater of the following two amounts: (a) we will add up all purchase payments made through the date of death and then subtract all partial surrenders made through the date of death, and (b) we will compute an "Anniversary Value" for each Contract Anniversary (if any) before the 81st birthday of the covered person and we will use the greatest of such "Anniversary Values". The covered person is the Primary Owner of, if there is a non-natural Owner such as a trust, the Annuitant is the covered person. The "Anniversary Value" for each applicable Contract Anniversary initially equals the Contract Value on that Anniversary. It is then increased by any purchase payments made from that Anniversary until the date of death, and decreased by the following amount at the time of each partial surrender made from that Anniversary until the date of death: the partial surrender amount divided by the Contract Value right before the surrender, multiplied by the "Anniversary Value" right before the surrender.





Signed by the Company:___________________________________
                                  President













END.A(107)

                                Exhibit 24(b)(10)

               CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

               CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS






The Board of Directors
Liberty Life Assurance Company of Boston:







         We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the Statement of Additional Information.








Boston, Massachusetts                            /S/ KPMG Peat Marwick LLP
October 13, 1995

                                Exhibit 24(b)(14)

                               POWERS OF ATTORNEY

                            LIMITED POWER OF ATTORNEY



         I, John B. Conners, a Director of Liberty Life Assurance Company of Boston, a corporation duly organized under the laws of the Commonwealth of Massachusetts, do hereby appoint Edmund F. Kelly and Robert H. Gruhl, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name as a director of this Company all documents required for registration of a security under the Securities Act of 1933, as amended, all documents required for registration of an investment company under the Investment Company Act of 1940, as amended, and all other documents required to be filed with the Securities and Exchange Commission under those two Acts and the Act regulations.







Date:   October 9, 1995









   /S/                                           /S/ John B. Conners
------------------------                         ------------------------
Signature of Witness                             Signature of Mr. Conners

                            LIMITED POWER OF ATTORNEY


         I, Gary L. Countryman, Chairman of the Board and Chief Executive Officer of Liberty Life Assurance Company of Boston, a corporation duly organized under the laws of the Commonwealth of Massachusetts, do hereby appoint Edmund F. Kelly and Robert H. Gruhl, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name as Chairman of the Board and Chief Executive Officer of this Company all documents required for registration of a security under the Securities Act of 1933, as amended, all documents required for registration of an investment company under the Investment Company Act of 1940, as amended, and all other documents required to be filed with the Securities and Exchange Commission under those two Acts and the Act regulations.







Date:   October 9, 1995








  /S/                                            /S/ Gary L. Countryman
------------------------                         ---------------------------
Signature of Witness                             Signature of Mr. Countryman

                            LIMITED POWER OF ATTORNEY


         I, Edmund F. Kelly, Director, President and Chief Administrative Officer of Liberty Life Assurance Company of Boston, a corporation duly organized under the laws of the Commonwealth of Massachusetts, do hereby appoint Robert H. Gruhl my true and lawful attorney, with full power to sign for me and in my name as director, President and Chief Administrative Officer of this Company all documents required for registration of a security under the Securities Act of 1933, as amended, all documents required for registration of an investment company under the Investment Company Act of 1940, as amended, and all other documents required to be filed with the Securities and Exchange Commission under those two Acts and the Act regulations.







Date:   October 9, 1995









  /S/                                            /S/ Edmund F. Kelly
------------------------                         ------------------------
Signature of Witness                             Signature of Mr. Kelly

                            LIMITED POWER OF ATTORNEY


         I, A. Alexander Fontanes, Director and Vice President of Liberty Life Assurance Company of Boston, a corporation duly organized under the laws of the Commonwealth of Massachusetts, do hereby appoint Edmund F. Kelly and Robert H. Gruhl, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name as director and Vice President of this Company all documents required for registration of a security under the Securities Act of 1933, as amended, all documents required for registration of an investment company under the Investment Company Act of 1940, as amended, and all other documents required to be filed with the Securities and Exchange Commission under those two Acts and the Act regulations.







Date:   October 9, 1995









  /S/                                            /S/ A. Alexander Fontanes
------------------------                         --------------------------
Signature of Witness                             Signature of Mr. Fontanes

                            LIMITED POWER OF ATTORNEY


         I, Robert H. Gruhl, Director and Treasurer of Liberty Life Assurance Company of Boston, a corporation duly organized under the laws of the Commonwealth of Massachusetts, do hereby appoint Edmund F. Kelly, my true and lawful attorney, with full power to sign for me and in my name as a director and Treasurer of this Company all documents required for registration of a security under the Securities Act of 1933, as amended, all documents required for registration of an investment company under the Investment Company Act of 1940, as amended, and all other documents required to be filed with the Securities and Exchange Commission under those two Acts and the Act regulations.







Date:   October 9, 1995









  /S/                                            /S/ Robert H. Gruhl
------------------------                         ------------------------
Signature of Witness                             Signature of Mr. Gruhl

                            LIMITED POWER OF ATTORNEY


         I, Christopher C. Mansfield, a Director of Liberty Life Assurance Company of Boston, a corporation duly organized under the laws of the Commonwealth of Massachusetts, do hereby appoint Edmund F. Kelly and Robert H. Gruhl, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name as a director of this Company all documents required for registration of a security under the Securities Act of 1933, as amended, all documents required for registration of an investment company under the Investment Company Act of 1940, as amended, and all other documents required to be filed with the Securities and Exchange Commission under those two Acts and the Act regulations.







Date:   October 9, 1995









  /S/                                            /S/ Christopher C. Mansfield
------------------------                         -----------------------------
Signature of Witness                             Signature of Mr. Mansfield

                            LIMITED POWER OF ATTORNEY


         I, Morton E. Spitzer, Director and Executive Vice President of Liberty Life Assurance Company of Boston, a corporation duly organized under the laws of the Commonwealth of Massachusetts, do hereby appoint Edmund F. Kelly and Robert
H. Gruhl, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name as a director and an Executive Vice President of this Company all documents required for registration of a security under the Securities Act of 1933, as amended, all documents required for registration of an investment company under the Investment Company Act of 1940, as amended, and all other documents required to be filed with the Securities and Exchange Commission under those two Acts and the Act regulations.







Date:   October 9, 1995









  /S/                                            /S/ Morton E. Spitzer
------------------------                         ------------------------
Signature of Witness                             Signature of Mr. Spitzer

                            LIMITED POWER OF ATTORNEY


         I, Maryann P. Sullivan, Director and Executive Vice President of Liberty Life Assurance Company of Boston, a corporation duly organized under the laws of the Commonwealth of Massachusetts, do hereby appoint Edmund F. Kelly and Robert H. Gruhl, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name as a director and an Executive Vice President of this Company all documents required for registration of a security under the Securities Act of 1933, as amended, all documents required for registration of an investment company under the Investment Company Act of 1940, as amended, and all other documents required to be filed with the Securities and Exchange Commission under those two Acts and the Act regulations.







Date:   October 9, 1995









  /S/                                            /S/ Maryann P. Sullivan
------------------------                         ------------------------
Signature of Witness                             Signature of Ms. Sullivan